UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,083.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.28%
Actual		$ 1,000.00	$ 1,081.80	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class B	1.80%
Actual		$ 1,000.00	$ 1,080.10	$ 9.44
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Class C	1.77%
Actual		$ 1,000.00	$ 1,079.50	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00
Mega Cap Stock	.71%
Actual		$ 1,000.00	$ 1,085.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,085.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	6.1
JPMorgan Chase & Co.	4.2	3.9
Wells Fargo & Co.	3.5	4.2
General Electric Co.	3.1	3.0
Chevron Corp.	2.7	3.1
Google, Inc. Class A	2.5	2.3
Exxon Mobil Corp.	2.4	3.3
Microsoft Corp.	2.4	2.7
Citigroup, Inc.	2.2	1.5
Procter & Gamble Co.	2.2	2.4
	30.2
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	20.9
Financials	18.4	15.5
Health Care	12.8	13.0
Energy	12.6	14.0
Consumer Discretionary	11.9	12.6
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 98.9%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	8.0%	** Foreign investments	9.7%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Johnson Controls, Inc.	340,800	$ 10,462,560
Automobiles - 0.5%
Ford Motor Co.	880,000	11,396,000
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	164,500	14,510,545
Yum! Brands, Inc.	69,700	4,628,080
		19,138,625
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	5,100	3,168,120
Media - 5.8%
Comcast Corp. Class A (special) (non-vtg.)	1,269,800	45,649,310
News Corp. Class A	280,200	7,156,308
The Walt Disney Co.	272,100	13,547,859
Thomson Reuters Corp.	127,500	3,689,002
Time Warner Cable, Inc.	61,600	5,986,904
Time Warner, Inc.	733,400	35,078,522
Viacom, Inc. Class B (non-vtg.)	220,300	11,618,622
		122,726,527
Multiline Retail - 1.6%
Target Corp.	566,300	33,507,971
Specialty Retail - 2.3%
Home Depot, Inc.	156,700	9,691,895
Lowe's Companies, Inc.	1,090,900	38,748,768
		48,440,663
TOTAL CONSUMER DISCRETIONARY		248,840,466
CONSUMER STAPLES - 10.3%
Beverages - 2.6%
PepsiCo, Inc.	343,000	23,471,490
The Coca-Cola Co.	882,800	32,001,500
		55,472,990
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	301,400	14,572,690
Walgreen Co.	807,400	29,881,874
		44,454,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Danone SA	111,900	$ 7,395,384
Kellogg Co.	294,200	16,431,070
		23,826,454
Household Products - 3.3%
Colgate-Palmolive Co.	10,900	1,139,486
Kimberly-Clark Corp.	253,000	21,360,790
Procter & Gamble Co.	693,200	47,061,348
		69,561,624
Personal Products - 0.1%
L'Oreal SA	15,100	2,101,051
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	165,000	16,706,250
Philip Morris International, Inc.	68,530	5,731,849
		22,438,099
TOTAL CONSUMER STAPLES		217,854,782
ENERGY - 12.6%
Energy Equipment & Services - 2.1%
Halliburton Co.	574,500	19,929,405
National Oilwell Varco, Inc.	106,600	7,286,110
Schlumberger Ltd.	241,900	16,761,251
		43,976,766
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	174,905	13,730,043
BG Group PLC	156,500	2,610,390
BP PLC sponsored ADR	239,600	9,976,944
Canadian Natural Resources Ltd.	363,100	10,454,593
Chevron Corp.	525,100	56,784,314
Exxon Mobil Corp.	584,571	50,594,620
Occidental Petroleum Corp.	327,500	25,089,775
Royal Dutch Shell PLC Class A sponsored ADR	333,206	22,974,554
Suncor Energy, Inc.	640,900	21,075,539
The Williams Companies, Inc.	277,400	9,082,076
		222,372,848
TOTAL ENERGY		266,349,614
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.4%
Capital Markets - 3.1%
BlackRock, Inc. Class A	46,800	$ 9,674,028
Charles Schwab Corp.	1,395,200	20,035,072
Morgan Stanley	1,492,400	28,534,688
State Street Corp.	36,100	1,697,061
UBS AG	253,700	3,970,121
		63,910,970
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	172,400	10,052,644
Standard Chartered PLC (United Kingdom)	257,607	6,666,804
U.S. Bancorp	601,100	19,199,134
Wells Fargo & Co.	2,164,030	73,966,545
		109,885,127
Diversified Financial Services - 8.2%
Bank of America Corp.	2,663,000	30,890,800
Citigroup, Inc.	1,193,870	47,229,497
CME Group, Inc.	117,500	5,958,425
JPMorgan Chase & Co.	2,025,300	89,052,441
		173,131,163
Insurance - 1.9%
AFLAC, Inc.	108,500	5,763,520
American International Group, Inc. (a)	158,300	5,587,990
MetLife, Inc.	712,300	23,463,162
Prudential Financial, Inc.	105,900	5,647,647
		40,462,319
TOTAL FINANCIALS		387,389,579
HEALTH CARE - 12.8%
Biotechnology - 0.9%
Amgen, Inc.	212,890	18,376,665
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	121,700	8,112,522
Stryker Corp.	112,200	6,150,804
		14,263,326
Health Care Providers & Services - 3.5%
Aetna, Inc.	309,500	14,329,850
Cardinal Health, Inc.	99,500	4,097,410
McKesson Corp.	269,900	26,169,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	149,900	$ 8,130,576
WellPoint, Inc.	351,600	21,419,472
		74,146,812
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	123,300	7,864,074
Pharmaceuticals - 7.3%
Abbott Laboratories	280,200	18,353,100
Eli Lilly & Co.	300,900	14,840,388
GlaxoSmithKline PLC sponsored ADR	225,200	9,789,444
Johnson & Johnson	576,800	40,433,680
Merck & Co., Inc.	1,100,700	45,062,658
Pfizer, Inc.	881,300	22,103,004
Sanofi SA	34,424	3,264,423
		153,846,697
TOTAL HEALTH CARE		268,497,574
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	140,200	8,898,494
Precision Castparts Corp.	11,300	2,140,446
Raytheon Co.	179,000	10,303,240
The Boeing Co.	225,400	16,986,144
United Technologies Corp.	205,400	16,844,854
		55,173,178
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	403,400	29,742,682
Electrical Equipment - 0.3%
Emerson Electric Co.	136,200	7,213,152
Industrial Conglomerates - 3.6%
Danaher Corp.	164,100	9,173,190
General Electric Co.	3,145,500	66,024,045
		75,197,235
Machinery - 0.6%
Cummins, Inc.	33,700	3,651,395
Illinois Tool Works, Inc.	139,100	8,458,671
		12,110,066
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Norfolk Southern Corp.	54,400	$ 3,364,096
Union Pacific Corp.	71,100	8,938,692
		12,302,788
TOTAL INDUSTRIALS		191,739,101
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,782,500	35,026,125
QUALCOMM, Inc.	303,900	18,847,878
		53,874,003
Computers & Peripherals - 5.7%
Apple, Inc.	198,201	105,647,079
Dell, Inc.	447,300	4,531,149
EMC Corp. (a)	372,300	9,419,190
		119,597,418
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	74,750	53,025,408
IT Services - 4.2%
Accenture PLC Class A	40,500	2,693,250
Automatic Data Processing, Inc.	25,900	1,476,559
Cognizant Technology Solutions Corp. Class A (a)	242,300	17,942,315
IBM Corp.	89,800	17,201,190
MasterCard, Inc. Class A	54,900	26,971,272
Visa, Inc. Class A	140,800	21,342,464
		87,627,050
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	161,200	5,353,452
Samsung Electronics Co. Ltd.	1,931	2,792,551
		8,146,003
Software - 4.1%
Adobe Systems, Inc. (a)	140,900	5,309,112
Microsoft Corp.	1,875,600	50,134,788
Oracle Corp.	563,200	18,765,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	32,800	$ 5,513,680
VMware, Inc. Class A (a)	65,700	6,184,998
		85,908,402
TOTAL INFORMATION TECHNOLOGY		408,178,284
MATERIALS - 1.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	100,000	8,402,000
E.I. du Pont de Nemours & Co.	222,900	10,023,813
Monsanto Co.	28,100	2,659,665
Syngenta AG (Switzerland)	25,700	10,382,449
The Dow Chemical Co.	190,600	6,160,192
		37,628,119
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	407,300	17,623,871
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	493,600	12,433,784
TOTAL TELECOMMUNICATION SERVICES		30,057,655
UTILITIES - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp.	70,099	4,472,316
FirstEnergy Corp.	316,800	13,229,568
NextEra Energy, Inc.	77,300	5,348,387
		23,050,271
Multi-Utilities - 0.1%
PG&E Corp.	72,500	2,913,050
TOTAL UTILITIES		25,963,321
TOTAL COMMON STOCKS (Cost $1,895,210,670)		2,082,498,495
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	32,400	$ 1,805,004
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	14,500	3,327,010
TOTAL PREFERRED STOCKS (Cost $4,353,318)		5,132,014
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.18% (b) (Cost $23,617,422)	23,617,422	23,617,422
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,923,181,410)		2,111,247,931
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,800,194)
NET ASSETS - 100%		$ 2,108,447,737
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,141
Fidelity Securities Lending Cash Central Fund	10,371
Total	$ 35,512
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,167,476	$ 248,840,466	$ 3,327,010	$ -
Consumer Staples	217,854,782	208,358,347	9,496,435	-
Energy	266,349,614	263,739,224	2,610,390	-
Financials	387,389,579	376,752,654	10,636,925	-
Health Care	268,497,574	265,233,151	3,264,423	-
Industrials	193,544,105	193,544,105	-	-
Information Technology	408,178,284	405,385,733	2,792,551	-
Materials	37,628,119	27,245,670	10,382,449	-
Telecommunication Services	30,057,655	30,057,655	-	-
Utilities	25,963,321	25,963,321	-	-
Money Market Funds	23,617,422	23,617,422	-	-
Total Investments in Securities:	$ 2,111,247,931	$ 2,068,737,748	$ 42,510,183	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,899,563,988)	$ 2,087,630,509
Fidelity Central Funds (cost $23,617,422)	23,617,422
Total Investments (cost $1,923,181,410)		$ 2,111,247,931
Foreign currency held at value (cost $1,033)		1,040
Receivable for investments sold		11,827,281
Receivable for fund shares sold		6,531,288
Dividends receivable		2,785,543
Distributions receivable from Fidelity Central Funds		7,158
Prepaid expenses		6,184
Other receivables		52,213
Total assets		2,132,458,638

Liabilities
Payable for investments purchased	$ 12,657,134
Payable for fund shares redeemed	10,097,825
Accrued management fee	792,160
Distribution and service plan fees payable	8,565
Other affiliated payables	412,519
Other payables and accrued expenses	42,698
Total liabilities		24,010,901

Net Assets		$ 2,108,447,737
Net Assets consist of:
Paid in capital		$ 2,012,526,102
Distributions in excess of net investment income		(413,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,729,788)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,065,240
Net Assets		$ 2,108,447,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,399,615 ÷ 1,132,767 shares)	$ 11.83

Maximum offering price per share (100/94.25 of $11.83)	$ 12.55
Class T: Net Asset Value and redemption price per share ($5,089,735 ÷ 429,706 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class B: Net Asset Value and offering price per share($655,899 ÷ 55,547 shares)A	$ 11.81

Class C: Net Asset Value and offering price per share ($4,299,703 ÷ 365,635 shares)A	$ 11.76

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($1,775,217,859 ÷ 149,294,700 shares)	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,784,926 ÷ 26,129,284 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 23,024,455
Income from Fidelity Central Funds		35,512
Total income		23,059,967

Expenses
Management fee	$ 4,398,759
Transfer agent fees	2,048,390
Distribution and service plan fees	43,985
Accounting and security lending fees	293,454
Custodian fees and expenses	32,299
Independent trustees' compensation	6,128
Registration fees	65,517
Audit	28,150
Legal	6,640
Miscellaneous	5,232
Total expenses before reductions	6,928,554
Expense reductions	(45,420)	6,883,134
Net investment income (loss)		16,176,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,828,865
Foreign currency transactions	(27,841)
Total net realized gain (loss)		28,801,024
Change in net unrealized appreciation (depreciation) on: Investment securities	106,962,766
Assets and liabilities in foreign currencies	2,670
Total change in net unrealized appreciation (depreciation)		106,965,436
Net gain (loss)		135,766,460
Net increase (decrease) in net assets resulting from operations		$ 151,943,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,176,833	$ 17,903,977
Net realized gain (loss)	28,801,024	43,198,122
Change in net unrealized appreciation(depreciation)	106,965,436	29,098,949
Net increase (decrease) in net assets resulting from operations	151,943,293	90,201,048
Distributions to shareholders from net investmentincome	(27,575,493)	(11,753,098)
Share transactions - net increase (decrease)	506,733,530	468,368,181
Total increase (decrease) in net assets	631,101,330	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including distributions in excess of net investment income of $413,817 and undistributed net investment income of $10,984,843, respectively)	$ 2,108,447,737	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.08	.13	.07	.06	.10	.05
Net realized and unrealized gain (loss)	.84	.64	2.28	.92	(2.65)	(.77)
Total from investment operations	.92	.77	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 11.83	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	8.39%	7.57%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of all reductions	.99% A	1.02%	1.06%	1.10%	1.13%	1.01% A
Net investment income (loss)	1.41% A	1.28%	.76%	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,400	$ 8,527	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.06	.10	.05	.03	.09	.04
Net realized and unrealized gain (loss)	.84	.64	2.29	.93	(2.67)	(.77)
Total from investment operations	.90	.74	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 11.84	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	8.18%	7.19%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.28% A	1.32%	1.32%	1.35%	1.36%	1.32% A
Net investment income (loss)	1.12% A	.98%	.50%	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,090	$ 2,293	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.03	.05	- K	(.01)	.05	.02
Net realized and unrealized gain (loss)	.85	.63	2.28	.92	(2.66)	(.76)
Total from investment operations	.88	.68	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 11.81	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	8.01%	6.62%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.80% A	1.81%	1.82%	1.88%	1.88%	1.73% A
Net investment income (loss)	.60% A	.49%	.00%H	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 656	$ 704	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.04	.05	- J	(.01)	.05	.02
Net realized and unrealized gain (loss)	.83	.64	2.27	.92	(2.66)	(.76)
Total from investment operations	.87	.69	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 11.76	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	7.95%	6.74%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.76% A	1.79%	1.81%	1.85%	1.88%	1.71% A
Net investment income (loss)	.63% A	.51%	.01%	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,300	$ 2,845	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.14
Net realized and unrealized gain (loss)	.85	.64	2.29	.93	(2.67)	(1.60)
Total from investment operations	.95	.80	2.39	1.01	(2.54)	(1.46)
Distributions from net investmentincome	(.17)	(.12)	(.07)	(.13)	(.12)	(.07)
Distributions from net realized gain	-	-	-	-	(.02)	(.62)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)	(.69)
Net asset value, end of period	$ 11.89	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Total Return B, C	8.56%	7.83%	29.61%	13.93%	(25.77)%	(12.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.76%	.79%	.81%	.79%	.75%
Expenses net of fee waivers, if any	.71% A	.76%	.79%	.80%	.78%	.74%
Expenses net of all reductions	.70% A	.75%	.78%	.79%	.78%	.74%
Net investment income (loss)	1.69% A	1.55%	1.04%	.96%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,218	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164	$ 667,542
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.07
Net realized and unrealized gain (loss)	.85	.63	2.30	.92	(2.67)	(.77)
Total from investment operations	.95	.79	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 11.86	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	8.58%	7.77%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of all reductions	.74% A	.77%	.78%	.87%	.77%	.70% A
Net investment income (loss)	1.65% A	1.53%	1.04%	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,785	$ 175,833	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, futures transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,061,201
Gross unrealized depreciation	(42,793,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,267,770

Tax cost	$ 1,929,980,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,091,486)
2018	(109,353,222)
Total capital loss carryforward	$ (112,444,708)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $727,046,610 and $247,233,949, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,508	$ 272
Class T	.25%	.25%	9,224	-
Class B	.75%	.25%	3,554	2,666
Class C	.75%	.25%	17,699	6,562
			$ 43,985	$ 9,500

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,445
Class T	868
Class B*	218
Class C*	496
$ 10,027

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,124.24
Class T	5,162.28
Class B	1,068.30
Class C	4,653.26
Mega Cap Stock	1,679,362.21
Institutional Class	345,021.25
	$ 2,048,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,707 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,016 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,371. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,405 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,494	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,423	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,493	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class A
Shares sold	484,461	486,313	$ 5,672,260	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(134,571)	(120,131)	(1,568,852)	(1,250,294)
Net increase (decrease)	360,974	369,816	$ 4,231,360	$ 3,903,971
Class T
Shares sold	261,293	105,560	$ 3,063,989	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,829	11,925
Shares redeemed	(42,256)	(61,297)	(497,638)	(633,953)
Net increase (decrease)	222,121	45,476	$ 2,602,180	$ 481,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class B
Shares sold	3,845	9,865	$ 45,941	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(12,616)	(20,058)	(147,406)	(199,056)
Net increase (decrease)	(8,575)	(10,124)	$ (99,204)	$ (97,221)
Class C
Shares sold	155,422	229,191	$ 1,808,220	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(51,188)	(155,763)	(593,856)	(1,568,860)
Net increase (decrease)	105,222	74,284	$ 1,225,858	$ 816,043
Mega Cap Stock
Shares sold	47,376,825	74,953,852	$ 545,879,670	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,765	9,476,451
Shares redeemed	(15,762,374)	(35,350,283)	(184,312,176)	(369,162,567)
Net increase (decrease)	33,451,342	40,568,833	$ 382,862,259	$ 435,627,740
Institutional Class
Shares sold	10,885,901	7,943,118	$ 123,237,266	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(962,943)	(5,373,433)	(11,237,812)	(54,303,944)
Net increase (decrease)	10,261,425	2,714,583	$ 115,911,077	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-USAN-0213
1.855229.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,083.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.28%
Actual		$ 1,000.00	$ 1,081.80	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class B	1.80%
Actual		$ 1,000.00	$ 1,080.10	$ 9.44
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Class C	1.77%
Actual		$ 1,000.00	$ 1,079.50	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00
Mega Cap Stock	.71%
Actual		$ 1,000.00	$ 1,085.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,085.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	6.1
JPMorgan Chase & Co.	4.2	3.9
Wells Fargo & Co.	3.5	4.2
General Electric Co.	3.1	3.0
Chevron Corp.	2.7	3.1
Google, Inc. Class A	2.5	2.3
Exxon Mobil Corp.	2.4	3.3
Microsoft Corp.	2.4	2.7
Citigroup, Inc.	2.2	1.5
Procter & Gamble Co.	2.2	2.4
	30.2
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	20.9
Financials	18.4	15.5
Health Care	12.8	13.0
Energy	12.6	14.0
Consumer Discretionary	11.9	12.6
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 98.9%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	8.0%	** Foreign investments	9.7%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Johnson Controls, Inc.	340,800	$ 10,462,560
Automobiles - 0.5%
Ford Motor Co.	880,000	11,396,000
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	164,500	14,510,545
Yum! Brands, Inc.	69,700	4,628,080
		19,138,625
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	5,100	3,168,120
Media - 5.8%
Comcast Corp. Class A (special) (non-vtg.)	1,269,800	45,649,310
News Corp. Class A	280,200	7,156,308
The Walt Disney Co.	272,100	13,547,859
Thomson Reuters Corp.	127,500	3,689,002
Time Warner Cable, Inc.	61,600	5,986,904
Time Warner, Inc.	733,400	35,078,522
Viacom, Inc. Class B (non-vtg.)	220,300	11,618,622
		122,726,527
Multiline Retail - 1.6%
Target Corp.	566,300	33,507,971
Specialty Retail - 2.3%
Home Depot, Inc.	156,700	9,691,895
Lowe's Companies, Inc.	1,090,900	38,748,768
		48,440,663
TOTAL CONSUMER DISCRETIONARY		248,840,466
CONSUMER STAPLES - 10.3%
Beverages - 2.6%
PepsiCo, Inc.	343,000	23,471,490
The Coca-Cola Co.	882,800	32,001,500
		55,472,990
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	301,400	14,572,690
Walgreen Co.	807,400	29,881,874
		44,454,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Danone SA	111,900	$ 7,395,384
Kellogg Co.	294,200	16,431,070
		23,826,454
Household Products - 3.3%
Colgate-Palmolive Co.	10,900	1,139,486
Kimberly-Clark Corp.	253,000	21,360,790
Procter & Gamble Co.	693,200	47,061,348
		69,561,624
Personal Products - 0.1%
L'Oreal SA	15,100	2,101,051
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	165,000	16,706,250
Philip Morris International, Inc.	68,530	5,731,849
		22,438,099
TOTAL CONSUMER STAPLES		217,854,782
ENERGY - 12.6%
Energy Equipment & Services - 2.1%
Halliburton Co.	574,500	19,929,405
National Oilwell Varco, Inc.	106,600	7,286,110
Schlumberger Ltd.	241,900	16,761,251
		43,976,766
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	174,905	13,730,043
BG Group PLC	156,500	2,610,390
BP PLC sponsored ADR	239,600	9,976,944
Canadian Natural Resources Ltd.	363,100	10,454,593
Chevron Corp.	525,100	56,784,314
Exxon Mobil Corp.	584,571	50,594,620
Occidental Petroleum Corp.	327,500	25,089,775
Royal Dutch Shell PLC Class A sponsored ADR	333,206	22,974,554
Suncor Energy, Inc.	640,900	21,075,539
The Williams Companies, Inc.	277,400	9,082,076
		222,372,848
TOTAL ENERGY		266,349,614
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.4%
Capital Markets - 3.1%
BlackRock, Inc. Class A	46,800	$ 9,674,028
Charles Schwab Corp.	1,395,200	20,035,072
Morgan Stanley	1,492,400	28,534,688
State Street Corp.	36,100	1,697,061
UBS AG	253,700	3,970,121
		63,910,970
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	172,400	10,052,644
Standard Chartered PLC (United Kingdom)	257,607	6,666,804
U.S. Bancorp	601,100	19,199,134
Wells Fargo & Co.	2,164,030	73,966,545
		109,885,127
Diversified Financial Services - 8.2%
Bank of America Corp.	2,663,000	30,890,800
Citigroup, Inc.	1,193,870	47,229,497
CME Group, Inc.	117,500	5,958,425
JPMorgan Chase & Co.	2,025,300	89,052,441
		173,131,163
Insurance - 1.9%
AFLAC, Inc.	108,500	5,763,520
American International Group, Inc. (a)	158,300	5,587,990
MetLife, Inc.	712,300	23,463,162
Prudential Financial, Inc.	105,900	5,647,647
		40,462,319
TOTAL FINANCIALS		387,389,579
HEALTH CARE - 12.8%
Biotechnology - 0.9%
Amgen, Inc.	212,890	18,376,665
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	121,700	8,112,522
Stryker Corp.	112,200	6,150,804
		14,263,326
Health Care Providers & Services - 3.5%
Aetna, Inc.	309,500	14,329,850
Cardinal Health, Inc.	99,500	4,097,410
McKesson Corp.	269,900	26,169,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	149,900	$ 8,130,576
WellPoint, Inc.	351,600	21,419,472
		74,146,812
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	123,300	7,864,074
Pharmaceuticals - 7.3%
Abbott Laboratories	280,200	18,353,100
Eli Lilly & Co.	300,900	14,840,388
GlaxoSmithKline PLC sponsored ADR	225,200	9,789,444
Johnson & Johnson	576,800	40,433,680
Merck & Co., Inc.	1,100,700	45,062,658
Pfizer, Inc.	881,300	22,103,004
Sanofi SA	34,424	3,264,423
		153,846,697
TOTAL HEALTH CARE		268,497,574
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	140,200	8,898,494
Precision Castparts Corp.	11,300	2,140,446
Raytheon Co.	179,000	10,303,240
The Boeing Co.	225,400	16,986,144
United Technologies Corp.	205,400	16,844,854
		55,173,178
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	403,400	29,742,682
Electrical Equipment - 0.3%
Emerson Electric Co.	136,200	7,213,152
Industrial Conglomerates - 3.6%
Danaher Corp.	164,100	9,173,190
General Electric Co.	3,145,500	66,024,045
		75,197,235
Machinery - 0.6%
Cummins, Inc.	33,700	3,651,395
Illinois Tool Works, Inc.	139,100	8,458,671
		12,110,066
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Norfolk Southern Corp.	54,400	$ 3,364,096
Union Pacific Corp.	71,100	8,938,692
		12,302,788
TOTAL INDUSTRIALS		191,739,101
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,782,500	35,026,125
QUALCOMM, Inc.	303,900	18,847,878
		53,874,003
Computers & Peripherals - 5.7%
Apple, Inc.	198,201	105,647,079
Dell, Inc.	447,300	4,531,149
EMC Corp. (a)	372,300	9,419,190
		119,597,418
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	74,750	53,025,408
IT Services - 4.2%
Accenture PLC Class A	40,500	2,693,250
Automatic Data Processing, Inc.	25,900	1,476,559
Cognizant Technology Solutions Corp. Class A (a)	242,300	17,942,315
IBM Corp.	89,800	17,201,190
MasterCard, Inc. Class A	54,900	26,971,272
Visa, Inc. Class A	140,800	21,342,464
		87,627,050
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	161,200	5,353,452
Samsung Electronics Co. Ltd.	1,931	2,792,551
		8,146,003
Software - 4.1%
Adobe Systems, Inc. (a)	140,900	5,309,112
Microsoft Corp.	1,875,600	50,134,788
Oracle Corp.	563,200	18,765,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	32,800	$ 5,513,680
VMware, Inc. Class A (a)	65,700	6,184,998
		85,908,402
TOTAL INFORMATION TECHNOLOGY		408,178,284
MATERIALS - 1.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	100,000	8,402,000
E.I. du Pont de Nemours & Co.	222,900	10,023,813
Monsanto Co.	28,100	2,659,665
Syngenta AG (Switzerland)	25,700	10,382,449
The Dow Chemical Co.	190,600	6,160,192
		37,628,119
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	407,300	17,623,871
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	493,600	12,433,784
TOTAL TELECOMMUNICATION SERVICES		30,057,655
UTILITIES - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp.	70,099	4,472,316
FirstEnergy Corp.	316,800	13,229,568
NextEra Energy, Inc.	77,300	5,348,387
		23,050,271
Multi-Utilities - 0.1%
PG&E Corp.	72,500	2,913,050
TOTAL UTILITIES		25,963,321
TOTAL COMMON STOCKS (Cost $1,895,210,670)		2,082,498,495
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	32,400	$ 1,805,004
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	14,500	3,327,010
TOTAL PREFERRED STOCKS (Cost $4,353,318)		5,132,014
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.18% (b) (Cost $23,617,422)	23,617,422	23,617,422
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,923,181,410)		2,111,247,931
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,800,194)
NET ASSETS - 100%		$ 2,108,447,737
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,141
Fidelity Securities Lending Cash Central Fund	10,371
Total	$ 35,512
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,167,476	$ 248,840,466	$ 3,327,010	$ -
Consumer Staples	217,854,782	208,358,347	9,496,435	-
Energy	266,349,614	263,739,224	2,610,390	-
Financials	387,389,579	376,752,654	10,636,925	-
Health Care	268,497,574	265,233,151	3,264,423	-
Industrials	193,544,105	193,544,105	-	-
Information Technology	408,178,284	405,385,733	2,792,551	-
Materials	37,628,119	27,245,670	10,382,449	-
Telecommunication Services	30,057,655	30,057,655	-	-
Utilities	25,963,321	25,963,321	-	-
Money Market Funds	23,617,422	23,617,422	-	-
Total Investments in Securities:	$ 2,111,247,931	$ 2,068,737,748	$ 42,510,183	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,899,563,988)	$ 2,087,630,509
Fidelity Central Funds (cost $23,617,422)	23,617,422
Total Investments (cost $1,923,181,410)		$ 2,111,247,931
Foreign currency held at value (cost $1,033)		1,040
Receivable for investments sold		11,827,281
Receivable for fund shares sold		6,531,288
Dividends receivable		2,785,543
Distributions receivable from Fidelity Central Funds		7,158
Prepaid expenses		6,184
Other receivables		52,213
Total assets		2,132,458,638

Liabilities
Payable for investments purchased	$ 12,657,134
Payable for fund shares redeemed	10,097,825
Accrued management fee	792,160
Distribution and service plan fees payable	8,565
Other affiliated payables	412,519
Other payables and accrued expenses	42,698
Total liabilities		24,010,901

Net Assets		$ 2,108,447,737
Net Assets consist of:
Paid in capital		$ 2,012,526,102
Distributions in excess of net investment income		(413,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,729,788)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,065,240
Net Assets		$ 2,108,447,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,399,615 ÷ 1,132,767 shares)	$ 11.83

Maximum offering price per share (100/94.25 of $11.83)	$ 12.55
Class T: Net Asset Value and redemption price per share ($5,089,735 ÷ 429,706 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class B: Net Asset Value and offering price per share($655,899 ÷ 55,547 shares)A	$ 11.81

Class C: Net Asset Value and offering price per share ($4,299,703 ÷ 365,635 shares)A	$ 11.76

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($1,775,217,859 ÷ 149,294,700 shares)	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,784,926 ÷ 26,129,284 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 23,024,455
Income from Fidelity Central Funds		35,512
Total income		23,059,967

Expenses
Management fee	$ 4,398,759
Transfer agent fees	2,048,390
Distribution and service plan fees	43,985
Accounting and security lending fees	293,454
Custodian fees and expenses	32,299
Independent trustees' compensation	6,128
Registration fees	65,517
Audit	28,150
Legal	6,640
Miscellaneous	5,232
Total expenses before reductions	6,928,554
Expense reductions	(45,420)	6,883,134
Net investment income (loss)		16,176,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,828,865
Foreign currency transactions	(27,841)
Total net realized gain (loss)		28,801,024
Change in net unrealized appreciation (depreciation) on: Investment securities	106,962,766
Assets and liabilities in foreign currencies	2,670
Total change in net unrealized appreciation (depreciation)		106,965,436
Net gain (loss)		135,766,460
Net increase (decrease) in net assets resulting from operations		$ 151,943,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,176,833	$ 17,903,977
Net realized gain (loss)	28,801,024	43,198,122
Change in net unrealized appreciation(depreciation)	106,965,436	29,098,949
Net increase (decrease) in net assets resulting from operations	151,943,293	90,201,048
Distributions to shareholders from net investmentincome	(27,575,493)	(11,753,098)
Share transactions - net increase (decrease)	506,733,530	468,368,181
Total increase (decrease) in net assets	631,101,330	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including distributions in excess of net investment income of $413,817 and undistributed net investment income of $10,984,843, respectively)	$ 2,108,447,737	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.08	.13	.07	.06	.10	.05
Net realized and unrealized gain (loss)	.84	.64	2.28	.92	(2.65)	(.77)
Total from investment operations	.92	.77	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 11.83	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	8.39%	7.57%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of all reductions	.99% A	1.02%	1.06%	1.10%	1.13%	1.01% A
Net investment income (loss)	1.41% A	1.28%	.76%	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,400	$ 8,527	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.06	.10	.05	.03	.09	.04
Net realized and unrealized gain (loss)	.84	.64	2.29	.93	(2.67)	(.77)
Total from investment operations	.90	.74	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 11.84	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	8.18%	7.19%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.28% A	1.32%	1.32%	1.35%	1.36%	1.32% A
Net investment income (loss)	1.12% A	.98%	.50%	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,090	$ 2,293	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.03	.05	- K	(.01)	.05	.02
Net realized and unrealized gain (loss)	.85	.63	2.28	.92	(2.66)	(.76)
Total from investment operations	.88	.68	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 11.81	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	8.01%	6.62%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.80% A	1.81%	1.82%	1.88%	1.88%	1.73% A
Net investment income (loss)	.60% A	.49%	.00%H	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 656	$ 704	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.04	.05	- J	(.01)	.05	.02
Net realized and unrealized gain (loss)	.83	.64	2.27	.92	(2.66)	(.76)
Total from investment operations	.87	.69	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 11.76	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	7.95%	6.74%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.76% A	1.79%	1.81%	1.85%	1.88%	1.71% A
Net investment income (loss)	.63% A	.51%	.01%	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,300	$ 2,845	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.14
Net realized and unrealized gain (loss)	.85	.64	2.29	.93	(2.67)	(1.60)
Total from investment operations	.95	.80	2.39	1.01	(2.54)	(1.46)
Distributions from net investmentincome	(.17)	(.12)	(.07)	(.13)	(.12)	(.07)
Distributions from net realized gain	-	-	-	-	(.02)	(.62)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)	(.69)
Net asset value, end of period	$ 11.89	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Total Return B, C	8.56%	7.83%	29.61%	13.93%	(25.77)%	(12.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.76%	.79%	.81%	.79%	.75%
Expenses net of fee waivers, if any	.71% A	.76%	.79%	.80%	.78%	.74%
Expenses net of all reductions	.70% A	.75%	.78%	.79%	.78%	.74%
Net investment income (loss)	1.69% A	1.55%	1.04%	.96%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,218	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164	$ 667,542
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.07
Net realized and unrealized gain (loss)	.85	.63	2.30	.92	(2.67)	(.77)
Total from investment operations	.95	.79	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 11.86	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	8.58%	7.77%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of all reductions	.74% A	.77%	.78%	.87%	.77%	.70% A
Net investment income (loss)	1.65% A	1.53%	1.04%	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,785	$ 175,833	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, futures transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,061,201
Gross unrealized depreciation	(42,793,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,267,770

Tax cost	$ 1,929,980,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,091,486)
2018	(109,353,222)
Total capital loss carryforward	$ (112,444,708)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $727,046,610 and $247,233,949, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,508	$ 272
Class T	.25%	.25%	9,224	-
Class B	.75%	.25%	3,554	2,666
Class C	.75%	.25%	17,699	6,562
			$ 43,985	$ 9,500

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,445
Class T	868
Class B*	218
Class C*	496
$ 10,027

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,124.24
Class T	5,162.28
Class B	1,068.30
Class C	4,653.26
Mega Cap Stock	1,679,362.21
Institutional Class	345,021.25
	$ 2,048,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,707 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,016 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,371. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,405 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,494	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,423	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,493	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class A
Shares sold	484,461	486,313	$ 5,672,260	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(134,571)	(120,131)	(1,568,852)	(1,250,294)
Net increase (decrease)	360,974	369,816	$ 4,231,360	$ 3,903,971
Class T
Shares sold	261,293	105,560	$ 3,063,989	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,829	11,925
Shares redeemed	(42,256)	(61,297)	(497,638)	(633,953)
Net increase (decrease)	222,121	45,476	$ 2,602,180	$ 481,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class B
Shares sold	3,845	9,865	$ 45,941	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(12,616)	(20,058)	(147,406)	(199,056)
Net increase (decrease)	(8,575)	(10,124)	$ (99,204)	$ (97,221)
Class C
Shares sold	155,422	229,191	$ 1,808,220	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(51,188)	(155,763)	(593,856)	(1,568,860)
Net increase (decrease)	105,222	74,284	$ 1,225,858	$ 816,043
Mega Cap Stock
Shares sold	47,376,825	74,953,852	$ 545,879,670	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,765	9,476,451
Shares redeemed	(15,762,374)	(35,350,283)	(184,312,176)	(369,162,567)
Net increase (decrease)	33,451,342	40,568,833	$ 382,862,259	$ 435,627,740
Institutional Class
Shares sold	10,885,901	7,943,118	$ 123,237,266	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(962,943)	(5,373,433)	(11,237,812)	(54,303,944)
Net increase (decrease)	10,261,425	2,714,583	$ 115,911,077	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-USAN-0213
1.855222.105

Fidelity®

Mega Cap Stock

Fund

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,083.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.28%
Actual		$ 1,000.00	$ 1,081.80	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class B	1.80%
Actual		$ 1,000.00	$ 1,080.10	$ 9.44
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Class C	1.77%
Actual		$ 1,000.00	$ 1,079.50	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00
Mega Cap Stock	.71%
Actual		$ 1,000.00	$ 1,085.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,085.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	6.1
JPMorgan Chase & Co.	4.2	3.9
Wells Fargo & Co.	3.5	4.2
General Electric Co.	3.1	3.0
Chevron Corp.	2.7	3.1
Google, Inc. Class A	2.5	2.3
Exxon Mobil Corp.	2.4	3.3
Microsoft Corp.	2.4	2.7
Citigroup, Inc.	2.2	1.5
Procter & Gamble Co.	2.2	2.4
	30.2
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	20.9
Financials	18.4	15.5
Health Care	12.8	13.0
Energy	12.6	14.0
Consumer Discretionary	11.9	12.6
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 98.9%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	8.0%	** Foreign investments	9.7%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Johnson Controls, Inc.	340,800	$ 10,462,560
Automobiles - 0.5%
Ford Motor Co.	880,000	11,396,000
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	164,500	14,510,545
Yum! Brands, Inc.	69,700	4,628,080
		19,138,625
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	5,100	3,168,120
Media - 5.8%
Comcast Corp. Class A (special) (non-vtg.)	1,269,800	45,649,310
News Corp. Class A	280,200	7,156,308
The Walt Disney Co.	272,100	13,547,859
Thomson Reuters Corp.	127,500	3,689,002
Time Warner Cable, Inc.	61,600	5,986,904
Time Warner, Inc.	733,400	35,078,522
Viacom, Inc. Class B (non-vtg.)	220,300	11,618,622
		122,726,527
Multiline Retail - 1.6%
Target Corp.	566,300	33,507,971
Specialty Retail - 2.3%
Home Depot, Inc.	156,700	9,691,895
Lowe's Companies, Inc.	1,090,900	38,748,768
		48,440,663
TOTAL CONSUMER DISCRETIONARY		248,840,466
CONSUMER STAPLES - 10.3%
Beverages - 2.6%
PepsiCo, Inc.	343,000	23,471,490
The Coca-Cola Co.	882,800	32,001,500
		55,472,990
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	301,400	14,572,690
Walgreen Co.	807,400	29,881,874
		44,454,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Danone SA	111,900	$ 7,395,384
Kellogg Co.	294,200	16,431,070
		23,826,454
Household Products - 3.3%
Colgate-Palmolive Co.	10,900	1,139,486
Kimberly-Clark Corp.	253,000	21,360,790
Procter & Gamble Co.	693,200	47,061,348
		69,561,624
Personal Products - 0.1%
L'Oreal SA	15,100	2,101,051
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	165,000	16,706,250
Philip Morris International, Inc.	68,530	5,731,849
		22,438,099
TOTAL CONSUMER STAPLES		217,854,782
ENERGY - 12.6%
Energy Equipment & Services - 2.1%
Halliburton Co.	574,500	19,929,405
National Oilwell Varco, Inc.	106,600	7,286,110
Schlumberger Ltd.	241,900	16,761,251
		43,976,766
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	174,905	13,730,043
BG Group PLC	156,500	2,610,390
BP PLC sponsored ADR	239,600	9,976,944
Canadian Natural Resources Ltd.	363,100	10,454,593
Chevron Corp.	525,100	56,784,314
Exxon Mobil Corp.	584,571	50,594,620
Occidental Petroleum Corp.	327,500	25,089,775
Royal Dutch Shell PLC Class A sponsored ADR	333,206	22,974,554
Suncor Energy, Inc.	640,900	21,075,539
The Williams Companies, Inc.	277,400	9,082,076
		222,372,848
TOTAL ENERGY		266,349,614
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.4%
Capital Markets - 3.1%
BlackRock, Inc. Class A	46,800	$ 9,674,028
Charles Schwab Corp.	1,395,200	20,035,072
Morgan Stanley	1,492,400	28,534,688
State Street Corp.	36,100	1,697,061
UBS AG	253,700	3,970,121
		63,910,970
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	172,400	10,052,644
Standard Chartered PLC (United Kingdom)	257,607	6,666,804
U.S. Bancorp	601,100	19,199,134
Wells Fargo & Co.	2,164,030	73,966,545
		109,885,127
Diversified Financial Services - 8.2%
Bank of America Corp.	2,663,000	30,890,800
Citigroup, Inc.	1,193,870	47,229,497
CME Group, Inc.	117,500	5,958,425
JPMorgan Chase & Co.	2,025,300	89,052,441
		173,131,163
Insurance - 1.9%
AFLAC, Inc.	108,500	5,763,520
American International Group, Inc. (a)	158,300	5,587,990
MetLife, Inc.	712,300	23,463,162
Prudential Financial, Inc.	105,900	5,647,647
		40,462,319
TOTAL FINANCIALS		387,389,579
HEALTH CARE - 12.8%
Biotechnology - 0.9%
Amgen, Inc.	212,890	18,376,665
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	121,700	8,112,522
Stryker Corp.	112,200	6,150,804
		14,263,326
Health Care Providers & Services - 3.5%
Aetna, Inc.	309,500	14,329,850
Cardinal Health, Inc.	99,500	4,097,410
McKesson Corp.	269,900	26,169,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	149,900	$ 8,130,576
WellPoint, Inc.	351,600	21,419,472
		74,146,812
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	123,300	7,864,074
Pharmaceuticals - 7.3%
Abbott Laboratories	280,200	18,353,100
Eli Lilly & Co.	300,900	14,840,388
GlaxoSmithKline PLC sponsored ADR	225,200	9,789,444
Johnson & Johnson	576,800	40,433,680
Merck & Co., Inc.	1,100,700	45,062,658
Pfizer, Inc.	881,300	22,103,004
Sanofi SA	34,424	3,264,423
		153,846,697
TOTAL HEALTH CARE		268,497,574
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	140,200	8,898,494
Precision Castparts Corp.	11,300	2,140,446
Raytheon Co.	179,000	10,303,240
The Boeing Co.	225,400	16,986,144
United Technologies Corp.	205,400	16,844,854
		55,173,178
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	403,400	29,742,682
Electrical Equipment - 0.3%
Emerson Electric Co.	136,200	7,213,152
Industrial Conglomerates - 3.6%
Danaher Corp.	164,100	9,173,190
General Electric Co.	3,145,500	66,024,045
		75,197,235
Machinery - 0.6%
Cummins, Inc.	33,700	3,651,395
Illinois Tool Works, Inc.	139,100	8,458,671
		12,110,066
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Norfolk Southern Corp.	54,400	$ 3,364,096
Union Pacific Corp.	71,100	8,938,692
		12,302,788
TOTAL INDUSTRIALS		191,739,101
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,782,500	35,026,125
QUALCOMM, Inc.	303,900	18,847,878
		53,874,003
Computers & Peripherals - 5.7%
Apple, Inc.	198,201	105,647,079
Dell, Inc.	447,300	4,531,149
EMC Corp. (a)	372,300	9,419,190
		119,597,418
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	74,750	53,025,408
IT Services - 4.2%
Accenture PLC Class A	40,500	2,693,250
Automatic Data Processing, Inc.	25,900	1,476,559
Cognizant Technology Solutions Corp. Class A (a)	242,300	17,942,315
IBM Corp.	89,800	17,201,190
MasterCard, Inc. Class A	54,900	26,971,272
Visa, Inc. Class A	140,800	21,342,464
		87,627,050
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	161,200	5,353,452
Samsung Electronics Co. Ltd.	1,931	2,792,551
		8,146,003
Software - 4.1%
Adobe Systems, Inc. (a)	140,900	5,309,112
Microsoft Corp.	1,875,600	50,134,788
Oracle Corp.	563,200	18,765,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	32,800	$ 5,513,680
VMware, Inc. Class A (a)	65,700	6,184,998
		85,908,402
TOTAL INFORMATION TECHNOLOGY		408,178,284
MATERIALS - 1.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	100,000	8,402,000
E.I. du Pont de Nemours & Co.	222,900	10,023,813
Monsanto Co.	28,100	2,659,665
Syngenta AG (Switzerland)	25,700	10,382,449
The Dow Chemical Co.	190,600	6,160,192
		37,628,119
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	407,300	17,623,871
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	493,600	12,433,784
TOTAL TELECOMMUNICATION SERVICES		30,057,655
UTILITIES - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp.	70,099	4,472,316
FirstEnergy Corp.	316,800	13,229,568
NextEra Energy, Inc.	77,300	5,348,387
		23,050,271
Multi-Utilities - 0.1%
PG&E Corp.	72,500	2,913,050
TOTAL UTILITIES		25,963,321
TOTAL COMMON STOCKS (Cost $1,895,210,670)		2,082,498,495
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	32,400	$ 1,805,004
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	14,500	3,327,010
TOTAL PREFERRED STOCKS (Cost $4,353,318)		5,132,014
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.18% (b) (Cost $23,617,422)	23,617,422	23,617,422
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,923,181,410)		2,111,247,931
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,800,194)
NET ASSETS - 100%		$ 2,108,447,737
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,141
Fidelity Securities Lending Cash Central Fund	10,371
Total	$ 35,512
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,167,476	$ 248,840,466	$ 3,327,010	$ -
Consumer Staples	217,854,782	208,358,347	9,496,435	-
Energy	266,349,614	263,739,224	2,610,390	-
Financials	387,389,579	376,752,654	10,636,925	-
Health Care	268,497,574	265,233,151	3,264,423	-
Industrials	193,544,105	193,544,105	-	-
Information Technology	408,178,284	405,385,733	2,792,551	-
Materials	37,628,119	27,245,670	10,382,449	-
Telecommunication Services	30,057,655	30,057,655	-	-
Utilities	25,963,321	25,963,321	-	-
Money Market Funds	23,617,422	23,617,422	-	-
Total Investments in Securities:	$ 2,111,247,931	$ 2,068,737,748	$ 42,510,183	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,899,563,988)	$ 2,087,630,509
Fidelity Central Funds (cost $23,617,422)	23,617,422
Total Investments (cost $1,923,181,410)		$ 2,111,247,931
Foreign currency held at value (cost $1,033)		1,040
Receivable for investments sold		11,827,281
Receivable for fund shares sold		6,531,288
Dividends receivable		2,785,543
Distributions receivable from Fidelity Central Funds		7,158
Prepaid expenses		6,184
Other receivables		52,213
Total assets		2,132,458,638

Liabilities
Payable for investments purchased	$ 12,657,134
Payable for fund shares redeemed	10,097,825
Accrued management fee	792,160
Distribution and service plan fees payable	8,565
Other affiliated payables	412,519
Other payables and accrued expenses	42,698
Total liabilities		24,010,901

Net Assets		$ 2,108,447,737
Net Assets consist of:
Paid in capital		$ 2,012,526,102
Distributions in excess of net investment income		(413,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,729,788)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,065,240
Net Assets		$ 2,108,447,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,399,615 ÷ 1,132,767 shares)	$ 11.83

Maximum offering price per share (100/94.25 of $11.83)	$ 12.55
Class T: Net Asset Value and redemption price per share ($5,089,735 ÷ 429,706 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class B: Net Asset Value and offering price per share($655,899 ÷ 55,547 shares)A	$ 11.81

Class C: Net Asset Value and offering price per share ($4,299,703 ÷ 365,635 shares)A	$ 11.76

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($1,775,217,859 ÷ 149,294,700 shares)	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,784,926 ÷ 26,129,284 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 23,024,455
Income from Fidelity Central Funds		35,512
Total income		23,059,967

Expenses
Management fee	$ 4,398,759
Transfer agent fees	2,048,390
Distribution and service plan fees	43,985
Accounting and security lending fees	293,454
Custodian fees and expenses	32,299
Independent trustees' compensation	6,128
Registration fees	65,517
Audit	28,150
Legal	6,640
Miscellaneous	5,232
Total expenses before reductions	6,928,554
Expense reductions	(45,420)	6,883,134
Net investment income (loss)		16,176,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,828,865
Foreign currency transactions	(27,841)
Total net realized gain (loss)		28,801,024
Change in net unrealized appreciation (depreciation) on: Investment securities	106,962,766
Assets and liabilities in foreign currencies	2,670
Total change in net unrealized appreciation (depreciation)		106,965,436
Net gain (loss)		135,766,460
Net increase (decrease) in net assets resulting from operations		$ 151,943,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,176,833	$ 17,903,977
Net realized gain (loss)	28,801,024	43,198,122
Change in net unrealized appreciation(depreciation)	106,965,436	29,098,949
Net increase (decrease) in net assets resulting from operations	151,943,293	90,201,048
Distributions to shareholders from net investmentincome	(27,575,493)	(11,753,098)
Share transactions - net increase (decrease)	506,733,530	468,368,181
Total increase (decrease) in net assets	631,101,330	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including distributions in excess of net investment income of $413,817 and undistributed net investment income of $10,984,843, respectively)	$ 2,108,447,737	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.08	.13	.07	.06	.10	.05
Net realized and unrealized gain (loss)	.84	.64	2.28	.92	(2.65)	(.77)
Total from investment operations	.92	.77	2.35	.98	(2.55)	(.72)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 11.83	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	8.39%	7.57%	29.23%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.00% A	1.02%	1.06%	1.10%	1.13%	1.02% A
Expenses net of all reductions	.99% A	1.02%	1.06%	1.10%	1.13%	1.01% A
Net investment income (loss)	1.41% A	1.28%	.76%	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,400	$ 8,527	$ 4,169	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.06	.10	.05	.03	.09	.04
Net realized and unrealized gain (loss)	.84	.64	2.29	.93	(2.67)	(.77)
Total from investment operations	.90	.74	2.34	.96	(2.58)	(.73)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 11.84	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	8.18%	7.19%	29.08%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.28% A	1.32%	1.32%	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.28% A	1.32%	1.32%	1.35%	1.36%	1.32% A
Net investment income (loss)	1.12% A	.98%	.50%	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,090	$ 2,293	$ 1,682	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from InvestmentOperations
Net investment income (loss) E	.03	.05	- K	(.01)	.05	.02
Net realized and unrealized gain (loss)	.85	.63	2.28	.92	(2.66)	(.76)
Total from investment operations	.88	.68	2.28	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.01)	-	(.08)	(.07)	-
Net asset value, end of period	$ 11.81	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	8.01%	6.62%	28.43%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.83%	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.80% A	1.81%	1.82%	1.88%	1.88%	1.73% A
Net investment income (loss)	.60% A	.49%	.00%H	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 656	$ 704	$ 764	$ 667	$ 263	$ 107
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.04	.05	- J	(.01)	.05	.02
Net realized and unrealized gain (loss)	.83	.64	2.27	.92	(2.66)	(.76)
Total from investment operations	.87	.69	2.27	.91	(2.61)	(.74)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	(.04)	-	(.06)	(.10)	-
Net asset value, end of period	$ 11.76	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	7.95%	6.74%	28.34%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.77% A	1.79%	1.81%	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.76% A	1.79%	1.81%	1.85%	1.88%	1.71% A
Net investment income (loss)	.63% A	.51%	.01%	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,300	$ 2,845	$ 1,913	$ 807	$ 470	$ 98
Portfolio turnover rate G	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91	$ 12.06
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.14
Net realized and unrealized gain (loss)	.85	.64	2.29	.93	(2.67)	(1.60)
Total from investment operations	.95	.80	2.39	1.01	(2.54)	(1.46)
Distributions from net investmentincome	(.17)	(.12)	(.07)	(.13)	(.12)	(.07)
Distributions from net realized gain	-	-	-	-	(.02)	(.62)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)	(.69)
Net asset value, end of period	$ 11.89	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Total Return B, C	8.56%	7.83%	29.61%	13.93%	(25.77)%	(12.73)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.76%	.79%	.81%	.79%	.75%
Expenses net of fee waivers, if any	.71% A	.76%	.79%	.80%	.78%	.74%
Expenses net of all reductions	.70% A	.75%	.78%	.79%	.78%	.74%
Net investment income (loss)	1.69% A	1.55%	1.04%	.96%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,218	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164	$ 667,542
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.10	.16	.10	.08	.13	.07
Net realized and unrealized gain (loss)	.85	.63	2.30	.92	(2.67)	(.77)
Total from investment operations	.95	.79	2.40	1.00	(2.54)	(.70)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 11.86	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	8.58%	7.77%	29.74%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.75% A	.78%	.79%	.88%	.77%	.70% A
Expenses net of all reductions	.74% A	.77%	.78%	.87%	.77%	.70% A
Net investment income (loss)	1.65% A	1.53%	1.04%	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,785	$ 175,833	$ 136,768	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	26% A	57%	53%	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, futures transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 224,061,201
Gross unrealized depreciation	(42,793,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,267,770

Tax cost	$ 1,929,980,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,091,486)
2018	(109,353,222)
Total capital loss carryforward	$ (112,444,708)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $727,046,610 and $247,233,949, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,508	$ 272
Class T	.25%	.25%	9,224	-
Class B	.75%	.25%	3,554	2,666
Class C	.75%	.25%	17,699	6,562
			$ 43,985	$ 9,500

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,445
Class T	868
Class B*	218
Class C*	496
$ 10,027

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,124.24
Class T	5,162.28
Class B	1,068.30
Class C	4,653.26
Mega Cap Stock	1,679,362.21
Institutional Class	345,021.25
	$ 2,048,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,707 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,016 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,371. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,405 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,494	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,423	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,493	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class A
Shares sold	484,461	486,313	$ 5,672,260	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(134,571)	(120,131)	(1,568,852)	(1,250,294)
Net increase (decrease)	360,974	369,816	$ 4,231,360	$ 3,903,971
Class T
Shares sold	261,293	105,560	$ 3,063,989	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,829	11,925
Shares redeemed	(42,256)	(61,297)	(497,638)	(633,953)
Net increase (decrease)	222,121	45,476	$ 2,602,180	$ 481,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Class B
Shares sold	3,845	9,865	$ 45,941	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(12,616)	(20,058)	(147,406)	(199,056)
Net increase (decrease)	(8,575)	(10,124)	$ (99,204)	$ (97,221)
Class C
Shares sold	155,422	229,191	$ 1,808,220	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(51,188)	(155,763)	(593,856)	(1,568,860)
Net increase (decrease)	105,222	74,284	$ 1,225,858	$ 816,043
Mega Cap Stock
Shares sold	47,376,825	74,953,852	$ 545,879,670	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,765	9,476,451
Shares redeemed	(15,762,374)	(35,350,283)	(184,312,176)	(369,162,567)
Net increase (decrease)	33,451,342	40,568,833	$ 382,862,259	$ 435,627,740
Institutional Class
Shares sold	10,885,901	7,943,118	$ 123,237,266	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(962,943)	(5,373,433)	(11,237,812)	(54,303,944)
Net increase (decrease)	10,261,425	2,714,583	$ 115,911,077	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GII-USAN-0213
1.787781.110

Fidelity®

Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Growth Discovery	.92%
Actual		$ 1,000.00	$ 1,036.50	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.57	$ 4.69
Class K	.76%
Actual		$ 1,000.00	$ 1,037.50	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.1	11.4
Express Scripts Holding Co.	3.1	1.7
Visa, Inc. Class A	2.3	0.5
Home Depot, Inc.	2.3	2.0
Harley-Davidson, Inc.	2.2	2.1
The Coca-Cola Co.	2.1	2.0
Facebook, Inc. Class A	2.1	0.0
Google, Inc. Class A	2.0	1.4
Monsanto Co.	1.9	0.6
salesforce.com, Inc.	1.7	1.2
	30.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	31.7
Consumer Discretionary	19.2	18.3
Consumer Staples	12.5	11.4
Health Care	12.4	6.1
Industrials	8.2	14.2
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 99.1%		Stocks 94.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	12.1%	** Foreign investments	13.1%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.2%
Automobiles - 2.7%
Harley-Davidson, Inc.	412,761	$ 20,159
Tesla Motors, Inc. (a)	133,392	4,518
		24,677
Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes SA	312,600	5,341
Kroton Educacional SA (a)	252,300	5,767
		11,108
Hotels, Restaurants & Leisure - 4.5%
Arcos Dorados Holdings, Inc. Class A (d)	216,980	2,595
Chipotle Mexican Grill, Inc. (a)	23,431	6,970
Dunkin' Brands Group, Inc. (d)	132,569	4,399
McDonald's Corp.	54,070	4,770
Panera Bread Co. Class A (a)	30,704	4,877
Starbucks Corp.	227,226	12,184
Yum! Brands, Inc.	76,996	5,113
		40,908
Household Durables - 0.7%
Ethan Allen Interiors, Inc.	32,604	838
Mohawk Industries, Inc. (a)	64,477	5,833
		6,671
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	40,408	10,148
Media - 1.4%
Comcast Corp. Class A (special) (non-vtg.)	177,421	6,378
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	6,584
		12,962
Multiline Retail - 1.2%
Dollarama, Inc.	184,190	10,920
Specialty Retail - 5.7%
GNC Holdings, Inc.	262,791	8,746
Haverty Furniture Companies, Inc.	1,900	31
Home Depot, Inc.	338,512	20,937
PetSmart, Inc.	69,941	4,780
Ross Stores, Inc.	104,966	5,684
TJX Companies, Inc.	142,418	6,046
Vitamin Shoppe, Inc. (a)	107,093	6,143
		52,367
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	31,400	$ 2,394
NIKE, Inc. Class B	81,326	4,196
		6,590
TOTAL CONSUMER DISCRETIONARY		176,351
CONSUMER STAPLES - 12.5%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	60,011	5,246
SABMiller PLC	129,700	6,020
The Coca-Cola Co.	534,960	19,392
		30,658
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	49,800	4,919
Whole Foods Market, Inc.	76,865	7,020
		11,939
Food Products - 3.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	14,855
Mead Johnson Nutrition Co. Class A	112,300	7,399
The Hershey Co.	139,777	10,095
		32,349
Household Products - 1.2%
Colgate-Palmolive Co.	101,003	10,559
Personal Products - 0.8%
Herbalife Ltd.	207,929	6,849
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	79,300	8,029
Philip Morris International, Inc.	169,300	14,160
		22,189
TOTAL CONSUMER STAPLES		114,543
ENERGY - 7.6%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	96,800	5,465
Dresser-Rand Group, Inc. (a)	90,905	5,103
National Oilwell Varco, Inc.	85,507	5,844
Oceaneering International, Inc.	112,349	6,043
		22,455
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners LP	126,363	$ 3,989
Cobalt International Energy, Inc. (a)	85,100	2,090
Concho Resources, Inc. (a)	62,021	4,996
Kosmos Energy Ltd. (a)	349,011	4,310
Markwest Energy Partners LP	56,660	2,890
Noble Energy, Inc.	25,300	2,574
Phillips 66	246,051	13,065
Pioneer Natural Resources Co.	40,500	4,317
Targa Resources Corp.	59,651	3,152
Valero Energy Corp.	183,007	6,244
		47,627
TOTAL ENERGY		70,082
FINANCIALS - 3.3%
Capital Markets - 0.6%
Apollo Global Management LLC Class A	62,004	1,076
GP Investments Ltd. (depositary receipt) (a)	144,694	378
Invesco Ltd.	153,221	3,998
		5,452
Consumer Finance - 0.4%
Mahindra & Mahindra Financial Services Ltd.	75,209	1,511
Shriram Transport Finance Co. Ltd.	161,708	2,245
		3,756
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	21,600	1,938
Real Estate Investment Trusts - 1.5%
American Tower Corp.	143,328	11,075
Public Storage	19,730	2,860
		13,935
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	127,334	5,343
TOTAL FINANCIALS		30,424
HEALTH CARE - 12.4%
Biotechnology - 5.9%
Amgen, Inc.	95,100	8,209
AVEO Pharmaceuticals, Inc. (a)(d)	217,061	1,747
Biogen Idec, Inc. (a)	78,979	11,584
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	119,876	$ 5,904
Biovitrum AB (a)	366,426	2,074
Cytokinetics, Inc.	480,700	317
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	2
Elan Corp. PLC sponsored ADR (a)	360,168	3,677
Gilead Sciences, Inc. (a)	166,780	12,250
Grifols SA ADR	50,661	1,314
Onyx Pharmaceuticals, Inc. (a)	30,200	2,281
Prothena Corp. PLC (a)	8,784	64
Regeneron Pharmaceuticals, Inc. (a)	12,984	2,221
Thrombogenics NV (a)	38,697	2,154
		53,798
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.	38,457	3,557
Health Care Providers & Services - 3.6%
Apollo Hospitals Enterprise Ltd.	109,622	1,581
Express Scripts Holding Co. (a)	535,217	28,902
Qualicorp SA (a)	225,700	2,366
		32,849
Health Care Technology - 0.4%
Cerner Corp. (a)	53,880	4,183
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	48,377	7,878
Valeant Pharmaceuticals International, Inc. (Canada) (a)	188,411	11,240
		19,118
TOTAL HEALTH CARE		113,505
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	71,144	4,516
Precision Castparts Corp.	27,943	5,293
TransDigm Group, Inc.	54,658	7,453
United Technologies Corp.	77,408	6,348
		23,610
Building Products - 0.4%
USG Corp. (a)(d)	137,100	3,848
Electrical Equipment - 1.8%
Hubbell, Inc. Class B	62,449	5,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	41,659	$ 2,936
Roper Industries, Inc.	73,385	8,181
		16,402
Industrial Conglomerates - 0.6%
Danaher Corp.	96,892	5,416
Machinery - 0.3%
Graco, Inc.	46,623	2,401
Professional Services - 2.0%
Equifax, Inc.	217,903	11,793
Verisk Analytics, Inc. (a)	134,467	6,858
		18,651
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	72,500	2,413
W.W. Grainger, Inc.	11,239	2,274
		4,687
TOTAL INDUSTRIALS		75,015
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.4%
QUALCOMM, Inc.	196,936	12,214
Computers & Peripherals - 12.5%
Apple, Inc.	190,802	101,702
SanDisk Corp. (a)	296,778	12,928
		114,630
Internet Software & Services - 6.7%
Bankrate, Inc. (a)	137,185	1,708
Blucora, Inc. (a)	172,485	2,710
CoStar Group, Inc. (a)	29,550	2,641
eBay, Inc. (a)	176,922	9,027
Facebook, Inc. Class A	722,691	19,245
Google, Inc. Class A (a)	25,323	17,963
MercadoLibre, Inc. (d)	61,158	4,805
SPS Commerce, Inc. (a)	81,291	3,030
		61,129
IT Services - 2.8%
Heartland Payment Systems, Inc.	150,904	4,452
Visa, Inc. Class A	141,460	21,443
		25,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
Avago Technologies Ltd.	151,609	$ 4,800
Software - 5.4%
ANSYS, Inc. (a)	27,412	1,846
Citrix Systems, Inc. (a)	146,959	9,663
Computer Modelling Group Ltd.	130,500	2,797
FleetMatics Group PLC	20,300	511
Intuit, Inc.	72,193	4,295
salesforce.com, Inc. (a)	92,766	15,594
SolarWinds, Inc. (a)	143,527	7,528
VMware, Inc. Class A (a)	68,075	6,409
Workday, Inc.	12,500	681
		49,324
TOTAL INFORMATION TECHNOLOGY		267,992
MATERIALS - 4.6%
Chemicals - 3.5%
FMC Corp.	134,346	7,862
Monsanto Co.	185,042	17,514
Sherwin-Williams Co.	42,100	6,476
		31,852
Construction Materials - 0.8%
James Hardie Industries NV sponsored ADR	66,400	3,236
Vulcan Materials Co.	87,866	4,573
		7,809
Paper & Forest Products - 0.3%
Norbord, Inc. (a)	86,900	2,637
TOTAL MATERIALS		42,298
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	125,112	8,885
UTILITIES - 1.0%
Electric Utilities - 1.0%
ITC Holdings Corp.	121,831	9,370
TOTAL COMMON STOCKS (Cost $746,184)		908,465
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b)	12,055,853	$ 12,056
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	14,281,807	14,282
TOTAL MONEY MARKET FUNDS (Cost $26,338)		26,338
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $772,522)		934,803
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(18,637)
NET ASSETS - 100%		$ 916,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	661
Total	$ 685
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,351	$ 165,243	$ 11,108	$ -
Consumer Staples	114,543	108,523	6,020	-
Energy	70,082	70,082	-	-
Financials	30,424	26,290	4,134	-
Health Care	113,505	97,450	16,055	-
Industrials	75,015	75,015	-	-
Information Technology	267,992	267,992	-	-
Materials	42,298	42,298	-	-
Telecommunication Services	8,885	8,885	-	-
Utilities	9,370	9,370	-	-
Money Market Funds	26,338	26,338	-	-
Total Investments in Securities:	$ 934,803	$ 897,486	$ 37,317	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.9%
Canada	3.0%
United Kingdom	1.5%
Brazil	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,260) - See accompanying schedule: Unaffiliated issuers (cost $746,184)	$ 908,465
Fidelity Central Funds (cost $26,338)	26,338
Total Investments (cost $772,522)		$ 934,803
Receivable for investments sold		247
Receivable for fund shares sold		1,138
Dividends receivable		257
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		3
Other receivables		100
Total assets		936,610

Liabilities
Payable for fund shares redeemed	$ 5,459
Accrued management fee	488
Other affiliated payables	177
Other payables and accrued expenses	38
Collateral on securities loaned, at value	14,282
Total liabilities		20,444

Net Assets		$ 916,166
Net Assets consist of:
Paid in capital		$ 1,305,646
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(551,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,273
Net Assets		$ 916,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($793,944 ÷ 50,970 shares)	$ 15.58

Class K: Net Asset Value, offering price and redemption price per share ($122,222 ÷ 7,851 shares)	$ 15.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,629
Income from Fidelity Central Funds (including $661 from security lending)		685
Total income		7,314

Expenses
Management fee Basic fee	$ 2,758
Performance adjustment	484
Transfer agent fees	941
Accounting and security lending fees	168
Custodian fees and expenses	23
Independent trustees' compensation	3
Registration fees	32
Audit	32
Legal	5
Miscellaneous	4
Total expenses before reductions	4,450
Expense reductions	(84)	4,366
Net investment income (loss)		2,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,204
Foreign currency transactions	8
Total net realized gain (loss)		22,212
Change in net unrealized appreciation (depreciation) on: Investment securities	11,491
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		11,490
Net gain (loss)		33,702
Net increase (decrease) in net assets resulting from operations		$ 36,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,948	$ 3,074
Net realized gain (loss)	22,212	13,743
Change in net unrealized appreciation (depreciation)	11,490	(767)
Net increase (decrease) in net assets resulting from operations	36,650	16,050
Distributions to shareholders from net investment income	(3,920)	(2,613)
Distributions to shareholders from net realized gain	-	(4,056)
Total distributions	(3,920)	(6,669)
Share transactions - net increase (decrease)	(135,199)	(69,861)
Total increase (decrease) in net assets	(102,469)	(60,480)

Net Assets
Beginning of period	1,018,635	1,079,115
End of period (including distributions in excess of net investment income of $10 and undistributed net investment income of $962, respectively)	$ 916,166	$ 1,018,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05	.01	.04	.09
Net realized and unrealized gain (loss)	.51	.26	4.37	1.52	(5.54)	.20
Total from investment operations	.55	.30	4.42	1.53	(5.50)	.29
Distributions from net investment income	(.06)	(.03)	(.03)	(.03)	(.07)	(.04)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-	-
Total distributions	(.06)	(.09)	(.08)	(.03) H	(.07)	(.04)
Net asset value, end of period	$ 15.58	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Total Return B,C	3.65%	2.07%	42.09%	16.96%	(37.75)%	1.98%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.81%	.63%	.76%	.90%	.91%
Expenses net of fee waivers, if any	.92% A	.81%	.63%	.76%	.90%	.91%
Expenses net of all reductions	.90% A	.80%	.62%	.75%	.89%	.90%
Net investment income (loss)	.57% A	.27%	.39%	.08%	.36%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 875	$ 932	$ 604	$ 777	$ 1,768
Portfolio turnover rate F	64% A	74%	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.06	.06	.08	.03	.05	.03
Net realized and unrealized gain (loss)	.51	.26	4.36	1.53	(5.53)	(.35)
Total from investment operations	.57	.32	4.44	1.56	(5.48)	(.32)
Distributions from net investment income	(.09)	(.06)	(.06)	(.05)	(.09)	-
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-	-
Total distributions	(.09)	(.11) J	(.11)	(.06) I	(.09)	-
Net asset value, end of period	$ 15.57	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Total Return B,C	3.75%	2.27%	42.26%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.64%	.44%	.53%	.67%	.76% A
Expenses net of fee waivers, if any	.76% A	.64%	.44%	.53%	.67%	.76% A
Expenses net of all reductions	.74% A	.63%	.43%	.52%	.67%	.75% A
Net investment income (loss)	.74% A	.44%	.58%	.31%	.59%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,222	$ 143,956	$ 146,740	$ 42,570	$ 30,939	$ 98
Portfolio turnover rate F	64% A	74%	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,917
Gross unrealized depreciation	(22,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 159,568

Tax cost	$ 775,235

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (279,867)
2018	(260,431)
Total capital loss carryforward	$ (540,298)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its fiscal year ending June 30, 2013 approximately $31,085 of capital losses recognized during the period November 1, 2011 to June 30, 2012.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $306,905 and $392,897, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 909.21
Class K	32.05
	$ 941

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,022.43%		$ -*

* Amount represents two hundred ninety-nine dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,062. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $171 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $84 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Growth Discovery	$ 3,196	$ 2,023
Class K	724	590
Total	$ 3,920	$ 2,613
From net realized gain
Growth Discovery	$ -	$ 3,518
Class K	-	538
Total	$ -	$ 4,056

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Growth Discovery
Shares sold	3,118	15,041	$ 48,600	$ 218,798
Reinvestment of distributions	198	395	3,039	5,284
Shares redeemed	(10,322)	(20,132)	(159,657)	(287,440)
Net increase (decrease)	(7,006)	(4,696)	$ (108,018)	$ (63,358)
Class K
Shares sold	1,878	5,792	$ 28,901	$ 82,594
Reinvestment of distributions	47	84	724	1,128
Shares redeemed	(3,613)	(6,196)	(56,806)	(90,225)
Net increase (decrease)	(1,688)	(320)	$ (27,181)	$ (6,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CII-K-USAN-0213
1.863273.104

Fidelity®

Growth Discovery Fund

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Growth Discovery	.92%
Actual		$ 1,000.00	$ 1,036.50	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.57	$ 4.69
Class K	.76%
Actual		$ 1,000.00	$ 1,037.50	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.1	11.4
Express Scripts Holding Co.	3.1	1.7
Visa, Inc. Class A	2.3	0.5
Home Depot, Inc.	2.3	2.0
Harley-Davidson, Inc.	2.2	2.1
The Coca-Cola Co.	2.1	2.0
Facebook, Inc. Class A	2.1	0.0
Google, Inc. Class A	2.0	1.4
Monsanto Co.	1.9	0.6
salesforce.com, Inc.	1.7	1.2
	30.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	31.7
Consumer Discretionary	19.2	18.3
Consumer Staples	12.5	11.4
Health Care	12.4	6.1
Industrials	8.2	14.2
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 99.1%		Stocks 94.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	12.1%	** Foreign investments	13.1%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.2%
Automobiles - 2.7%
Harley-Davidson, Inc.	412,761	$ 20,159
Tesla Motors, Inc. (a)	133,392	4,518
		24,677
Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes SA	312,600	5,341
Kroton Educacional SA (a)	252,300	5,767
		11,108
Hotels, Restaurants & Leisure - 4.5%
Arcos Dorados Holdings, Inc. Class A (d)	216,980	2,595
Chipotle Mexican Grill, Inc. (a)	23,431	6,970
Dunkin' Brands Group, Inc. (d)	132,569	4,399
McDonald's Corp.	54,070	4,770
Panera Bread Co. Class A (a)	30,704	4,877
Starbucks Corp.	227,226	12,184
Yum! Brands, Inc.	76,996	5,113
		40,908
Household Durables - 0.7%
Ethan Allen Interiors, Inc.	32,604	838
Mohawk Industries, Inc. (a)	64,477	5,833
		6,671
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	40,408	10,148
Media - 1.4%
Comcast Corp. Class A (special) (non-vtg.)	177,421	6,378
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	6,584
		12,962
Multiline Retail - 1.2%
Dollarama, Inc.	184,190	10,920
Specialty Retail - 5.7%
GNC Holdings, Inc.	262,791	8,746
Haverty Furniture Companies, Inc.	1,900	31
Home Depot, Inc.	338,512	20,937
PetSmart, Inc.	69,941	4,780
Ross Stores, Inc.	104,966	5,684
TJX Companies, Inc.	142,418	6,046
Vitamin Shoppe, Inc. (a)	107,093	6,143
		52,367
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	31,400	$ 2,394
NIKE, Inc. Class B	81,326	4,196
		6,590
TOTAL CONSUMER DISCRETIONARY		176,351
CONSUMER STAPLES - 12.5%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	60,011	5,246
SABMiller PLC	129,700	6,020
The Coca-Cola Co.	534,960	19,392
		30,658
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	49,800	4,919
Whole Foods Market, Inc.	76,865	7,020
		11,939
Food Products - 3.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	14,855
Mead Johnson Nutrition Co. Class A	112,300	7,399
The Hershey Co.	139,777	10,095
		32,349
Household Products - 1.2%
Colgate-Palmolive Co.	101,003	10,559
Personal Products - 0.8%
Herbalife Ltd.	207,929	6,849
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	79,300	8,029
Philip Morris International, Inc.	169,300	14,160
		22,189
TOTAL CONSUMER STAPLES		114,543
ENERGY - 7.6%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	96,800	5,465
Dresser-Rand Group, Inc. (a)	90,905	5,103
National Oilwell Varco, Inc.	85,507	5,844
Oceaneering International, Inc.	112,349	6,043
		22,455
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners LP	126,363	$ 3,989
Cobalt International Energy, Inc. (a)	85,100	2,090
Concho Resources, Inc. (a)	62,021	4,996
Kosmos Energy Ltd. (a)	349,011	4,310
Markwest Energy Partners LP	56,660	2,890
Noble Energy, Inc.	25,300	2,574
Phillips 66	246,051	13,065
Pioneer Natural Resources Co.	40,500	4,317
Targa Resources Corp.	59,651	3,152
Valero Energy Corp.	183,007	6,244
		47,627
TOTAL ENERGY		70,082
FINANCIALS - 3.3%
Capital Markets - 0.6%
Apollo Global Management LLC Class A	62,004	1,076
GP Investments Ltd. (depositary receipt) (a)	144,694	378
Invesco Ltd.	153,221	3,998
		5,452
Consumer Finance - 0.4%
Mahindra & Mahindra Financial Services Ltd.	75,209	1,511
Shriram Transport Finance Co. Ltd.	161,708	2,245
		3,756
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	21,600	1,938
Real Estate Investment Trusts - 1.5%
American Tower Corp.	143,328	11,075
Public Storage	19,730	2,860
		13,935
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	127,334	5,343
TOTAL FINANCIALS		30,424
HEALTH CARE - 12.4%
Biotechnology - 5.9%
Amgen, Inc.	95,100	8,209
AVEO Pharmaceuticals, Inc. (a)(d)	217,061	1,747
Biogen Idec, Inc. (a)	78,979	11,584
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	119,876	$ 5,904
Biovitrum AB (a)	366,426	2,074
Cytokinetics, Inc.	480,700	317
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	2
Elan Corp. PLC sponsored ADR (a)	360,168	3,677
Gilead Sciences, Inc. (a)	166,780	12,250
Grifols SA ADR	50,661	1,314
Onyx Pharmaceuticals, Inc. (a)	30,200	2,281
Prothena Corp. PLC (a)	8,784	64
Regeneron Pharmaceuticals, Inc. (a)	12,984	2,221
Thrombogenics NV (a)	38,697	2,154
		53,798
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.	38,457	3,557
Health Care Providers & Services - 3.6%
Apollo Hospitals Enterprise Ltd.	109,622	1,581
Express Scripts Holding Co. (a)	535,217	28,902
Qualicorp SA (a)	225,700	2,366
		32,849
Health Care Technology - 0.4%
Cerner Corp. (a)	53,880	4,183
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	48,377	7,878
Valeant Pharmaceuticals International, Inc. (Canada) (a)	188,411	11,240
		19,118
TOTAL HEALTH CARE		113,505
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	71,144	4,516
Precision Castparts Corp.	27,943	5,293
TransDigm Group, Inc.	54,658	7,453
United Technologies Corp.	77,408	6,348
		23,610
Building Products - 0.4%
USG Corp. (a)(d)	137,100	3,848
Electrical Equipment - 1.8%
Hubbell, Inc. Class B	62,449	5,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	41,659	$ 2,936
Roper Industries, Inc.	73,385	8,181
		16,402
Industrial Conglomerates - 0.6%
Danaher Corp.	96,892	5,416
Machinery - 0.3%
Graco, Inc.	46,623	2,401
Professional Services - 2.0%
Equifax, Inc.	217,903	11,793
Verisk Analytics, Inc. (a)	134,467	6,858
		18,651
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	72,500	2,413
W.W. Grainger, Inc.	11,239	2,274
		4,687
TOTAL INDUSTRIALS		75,015
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.4%
QUALCOMM, Inc.	196,936	12,214
Computers & Peripherals - 12.5%
Apple, Inc.	190,802	101,702
SanDisk Corp. (a)	296,778	12,928
		114,630
Internet Software & Services - 6.7%
Bankrate, Inc. (a)	137,185	1,708
Blucora, Inc. (a)	172,485	2,710
CoStar Group, Inc. (a)	29,550	2,641
eBay, Inc. (a)	176,922	9,027
Facebook, Inc. Class A	722,691	19,245
Google, Inc. Class A (a)	25,323	17,963
MercadoLibre, Inc. (d)	61,158	4,805
SPS Commerce, Inc. (a)	81,291	3,030
		61,129
IT Services - 2.8%
Heartland Payment Systems, Inc.	150,904	4,452
Visa, Inc. Class A	141,460	21,443
		25,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
Avago Technologies Ltd.	151,609	$ 4,800
Software - 5.4%
ANSYS, Inc. (a)	27,412	1,846
Citrix Systems, Inc. (a)	146,959	9,663
Computer Modelling Group Ltd.	130,500	2,797
FleetMatics Group PLC	20,300	511
Intuit, Inc.	72,193	4,295
salesforce.com, Inc. (a)	92,766	15,594
SolarWinds, Inc. (a)	143,527	7,528
VMware, Inc. Class A (a)	68,075	6,409
Workday, Inc.	12,500	681
		49,324
TOTAL INFORMATION TECHNOLOGY		267,992
MATERIALS - 4.6%
Chemicals - 3.5%
FMC Corp.	134,346	7,862
Monsanto Co.	185,042	17,514
Sherwin-Williams Co.	42,100	6,476
		31,852
Construction Materials - 0.8%
James Hardie Industries NV sponsored ADR	66,400	3,236
Vulcan Materials Co.	87,866	4,573
		7,809
Paper & Forest Products - 0.3%
Norbord, Inc. (a)	86,900	2,637
TOTAL MATERIALS		42,298
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	125,112	8,885
UTILITIES - 1.0%
Electric Utilities - 1.0%
ITC Holdings Corp.	121,831	9,370
TOTAL COMMON STOCKS (Cost $746,184)		908,465
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b)	12,055,853	$ 12,056
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	14,281,807	14,282
TOTAL MONEY MARKET FUNDS (Cost $26,338)		26,338
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $772,522)		934,803
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(18,637)
NET ASSETS - 100%		$ 916,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	661
Total	$ 685
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,351	$ 165,243	$ 11,108	$ -
Consumer Staples	114,543	108,523	6,020	-
Energy	70,082	70,082	-	-
Financials	30,424	26,290	4,134	-
Health Care	113,505	97,450	16,055	-
Industrials	75,015	75,015	-	-
Information Technology	267,992	267,992	-	-
Materials	42,298	42,298	-	-
Telecommunication Services	8,885	8,885	-	-
Utilities	9,370	9,370	-	-
Money Market Funds	26,338	26,338	-	-
Total Investments in Securities:	$ 934,803	$ 897,486	$ 37,317	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.9%
Canada	3.0%
United Kingdom	1.5%
Brazil	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,260) - See accompanying schedule: Unaffiliated issuers (cost $746,184)	$ 908,465
Fidelity Central Funds (cost $26,338)	26,338
Total Investments (cost $772,522)		$ 934,803
Receivable for investments sold		247
Receivable for fund shares sold		1,138
Dividends receivable		257
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		3
Other receivables		100
Total assets		936,610

Liabilities
Payable for fund shares redeemed	$ 5,459
Accrued management fee	488
Other affiliated payables	177
Other payables and accrued expenses	38
Collateral on securities loaned, at value	14,282
Total liabilities		20,444

Net Assets		$ 916,166
Net Assets consist of:
Paid in capital		$ 1,305,646
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(551,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,273
Net Assets		$ 916,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($793,944 ÷ 50,970 shares)	$ 15.58

Class K: Net Asset Value, offering price and redemption price per share ($122,222 ÷ 7,851 shares)	$ 15.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,629
Income from Fidelity Central Funds (including $661 from security lending)		685
Total income		7,314

Expenses
Management fee Basic fee	$ 2,758
Performance adjustment	484
Transfer agent fees	941
Accounting and security lending fees	168
Custodian fees and expenses	23
Independent trustees' compensation	3
Registration fees	32
Audit	32
Legal	5
Miscellaneous	4
Total expenses before reductions	4,450
Expense reductions	(84)	4,366
Net investment income (loss)		2,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,204
Foreign currency transactions	8
Total net realized gain (loss)		22,212
Change in net unrealized appreciation (depreciation) on: Investment securities	11,491
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		11,490
Net gain (loss)		33,702
Net increase (decrease) in net assets resulting from operations		$ 36,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,948	$ 3,074
Net realized gain (loss)	22,212	13,743
Change in net unrealized appreciation (depreciation)	11,490	(767)
Net increase (decrease) in net assets resulting from operations	36,650	16,050
Distributions to shareholders from net investment income	(3,920)	(2,613)
Distributions to shareholders from net realized gain	-	(4,056)
Total distributions	(3,920)	(6,669)
Share transactions - net increase (decrease)	(135,199)	(69,861)
Total increase (decrease) in net assets	(102,469)	(60,480)

Net Assets
Beginning of period	1,018,635	1,079,115
End of period (including distributions in excess of net investment income of $10 and undistributed net investment income of $962, respectively)	$ 916,166	$ 1,018,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61	$ 14.36
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05	.01	.04	.09
Net realized and unrealized gain (loss)	.51	.26	4.37	1.52	(5.54)	.20
Total from investment operations	.55	.30	4.42	1.53	(5.50)	.29
Distributions from net investment income	(.06)	(.03)	(.03)	(.03)	(.07)	(.04)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-	-
Total distributions	(.06)	(.09)	(.08)	(.03) H	(.07)	(.04)
Net asset value, end of period	$ 15.58	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Total Return B,C	3.65%	2.07%	42.09%	16.96%	(37.75)%	1.98%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.81%	.63%	.76%	.90%	.91%
Expenses net of fee waivers, if any	.92% A	.81%	.63%	.76%	.90%	.91%
Expenses net of all reductions	.90% A	.80%	.62%	.75%	.89%	.90%
Net investment income (loss)	.57% A	.27%	.39%	.08%	.36%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 875	$ 932	$ 604	$ 777	$ 1,768
Portfolio turnover rate F	64% A	74%	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.06	.06	.08	.03	.05	.03
Net realized and unrealized gain (loss)	.51	.26	4.36	1.53	(5.53)	(.35)
Total from investment operations	.57	.32	4.44	1.56	(5.48)	(.32)
Distributions from net investment income	(.09)	(.06)	(.06)	(.05)	(.09)	-
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-	-
Total distributions	(.09)	(.11) J	(.11)	(.06) I	(.09)	-
Net asset value, end of period	$ 15.57	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Total Return B,C	3.75%	2.27%	42.26%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.64%	.44%	.53%	.67%	.76% A
Expenses net of fee waivers, if any	.76% A	.64%	.44%	.53%	.67%	.76% A
Expenses net of all reductions	.74% A	.63%	.43%	.52%	.67%	.75% A
Net investment income (loss)	.74% A	.44%	.58%	.31%	.59%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,222	$ 143,956	$ 146,740	$ 42,570	$ 30,939	$ 98
Portfolio turnover rate F	64% A	74%	72%	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,917
Gross unrealized depreciation	(22,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 159,568

Tax cost	$ 775,235

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (279,867)
2018	(260,431)
Total capital loss carryforward	$ (540,298)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its fiscal year ending June 30, 2013 approximately $31,085 of capital losses recognized during the period November 1, 2011 to June 30, 2012.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $306,905 and $392,897, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 909.21
Class K	32.05
	$ 941

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,022.43%		$ -*

* Amount represents two hundred ninety-nine dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,062. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $171 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $84 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Growth Discovery	$ 3,196	$ 2,023
Class K	724	590
Total	$ 3,920	$ 2,613
From net realized gain
Growth Discovery	$ -	$ 3,518
Class K	-	538
Total	$ -	$ 4,056

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Growth Discovery
Shares sold	3,118	15,041	$ 48,600	$ 218,798
Reinvestment of distributions	198	395	3,039	5,284
Shares redeemed	(10,322)	(20,132)	(159,657)	(287,440)
Net increase (decrease)	(7,006)	(4,696)	$ (108,018)	$ (63,358)
Class K
Shares sold	1,878	5,792	$ 28,901	$ 82,594
Reinvestment of distributions	47	84	724	1,128
Shares redeemed	(3,613)	(6,196)	(56,806)	(90,225)
Net increase (decrease)	(1,688)	(320)	$ (27,181)	$ (6,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CII-USAN-0213
1.787778.109

Fidelity®

Fund -
Class K

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Fund	.57%
Actual		$ 1,000.00	$ 1,052.20	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91
Class K	.43%
Actual		$ 1,000.00	$ 1,052.90	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	6.8
Google, Inc. Class A	2.9	1.4
General Electric Co.	2.8	0.0
Pfizer, Inc.	2.3	1.8
Chevron Corp.	2.0	2.6
Wells Fargo & Co.	2.0	2.8
Citigroup, Inc.	2.0	0.7
Amgen, Inc.	2.0	1.8
The Coca-Cola Co.	1.9	2.1
JPMorgan Chase & Co.	1.9	1.1
	23.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.3
Financials	16.5	12.4
Health Care	14.1	14.9
Consumer Discretionary	11.5	10.8
Consumer Staples	9.0	13.0
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 99.1%		Stocks 95.8%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	10.5%	** Foreign investments	9.2%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	302,300	$ 26,666
Starbucks Corp.	770,098	41,293
Yum! Brands, Inc.	461,900	30,670
		98,629
Household Durables - 2.2%
D.R. Horton, Inc.	2,190,600	43,330
PulteGroup, Inc. (a)	796,100	14,457
Ryland Group, Inc.	651,000	23,762
Whirlpool Corp.	294,100	29,925
		111,474
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	149,500	37,545
Media - 3.0%
Comcast Corp. Class A	1,807,000	67,546
The Walt Disney Co.	1,023,800	50,975
Virgin Media, Inc. (d)	999,000	36,713
		155,234
Multiline Retail - 0.4%
Next PLC	314,600	19,097
Specialty Retail - 2.2%
Home Depot, Inc.	1,344,800	83,176
TJX Companies, Inc.	718,900	30,517
		113,693
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	143,873	21,569
TOTAL CONSUMER DISCRETIONARY		557,241
CONSUMER STAPLES - 9.0%
Beverages - 3.1%
Beam, Inc.	169,300	10,343
Diageo PLC	455,779	13,275
Dr. Pepper Snapple Group, Inc.	351,600	15,534
Grupo Modelo SAB de CV Series C	2,373,700	21,305
The Coca-Cola Co.	2,756,000	99,905
		160,362
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,001,700	$ 48,432
Wal-Mart Stores, Inc.	323,600	22,079
		70,511
Food Products - 1.6%
Bunge Ltd.	435,000	31,620
Kraft Foods Group, Inc.	441,133	20,058
Mondelez International, Inc.	1,323,400	33,707
		85,385
Household Products - 0.7%
Colgate-Palmolive Co.	230,400	24,086
Kimberly-Clark Corp.	120,000	10,132
		34,218
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	403,900	20,532
Japan Tobacco, Inc.	774,000	21,865
Lorillard, Inc.	66,000	7,700
Philip Morris International, Inc.	772,900	64,645
		114,742
TOTAL CONSUMER STAPLES		465,218
ENERGY - 8.8%
Energy Equipment & Services - 0.4%
Ensco PLC Class A	100,000	5,928
Ocean Rig UDW, Inc. (United States) (a)	663,410	9,931
Seadrill Partners LLC	216,200	5,546
		21,405
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	435,700	32,377
Cheniere Energy, Inc. (a)	439,100	8,246
Chevron Corp.	951,200	102,863
EV Energy Partners LP	259,500	14,677
Exxon Mobil Corp.	899,700	77,869
Hess Corp.	221,800	11,747
HollyFrontier Corp.	298,400	13,891
InterOil Corp. (a)(d)	205,800	11,428
Marathon Oil Corp.	350,000	10,731
Marathon Petroleum Corp.	673,800	42,449
Occidental Petroleum Corp.	170,700	13,077
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	257,000	$ 13,647
The Williams Companies, Inc.	1,197,000	39,190
Valero Energy Corp.	789,800	26,948
WPX Energy, Inc.	755,300	11,239
		430,379
TOTAL ENERGY		451,784
FINANCIALS - 16.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	257,700	32,872
Morgan Stanley	1,573,700	30,089
T. Rowe Price Group, Inc.	280,200	18,249
UBS AG (NY Shares)	1,441,000	22,681
		103,891
Commercial Banks - 4.2%
M&T Bank Corp.	314,300	30,949
SunTrust Banks, Inc.	1,414,900	40,112
U.S. Bancorp	1,033,000	32,994
Wells Fargo & Co.	2,969,167	101,486
Zions Bancorporation	601,351	12,869
		218,410
Consumer Finance - 1.6%
American Express Co.	567,092	32,596
Discover Financial Services	1,323,400	51,017
		83,613
Diversified Financial Services - 5.0%
Bank of America Corp.	4,914,400	57,007
Citigroup, Inc.	2,549,910	100,874
JPMorgan Chase & Co.	2,207,000	97,042
		254,923
Insurance - 1.6%
American International Group, Inc. (a)	825,000	29,123
Berkshire Hathaway, Inc. Class B (a)	592,400	53,138
		82,261
Real Estate Investment Trusts - 2.1%
American Tower Corp.	871,300	67,325
AvalonBay Communities, Inc.	140,000	18,983
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	87,900	$ 12,742
Weyerhaeuser Co.	300,000	8,346
		107,396
TOTAL FINANCIALS		850,494
HEALTH CARE - 14.1%
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (a)	551,237	13,704
Amgen, Inc.	1,164,700	100,537
Biogen Idec, Inc. (a)	334,600	49,076
BioMarin Pharmaceutical, Inc. (a)	356,400	17,553
Elan Corp. PLC sponsored ADR (a)	1,648,296	16,829
Gilead Sciences, Inc. (a)	557,400	40,941
Grifols SA ADR	332,535	8,623
Prothena Corp. PLC (a)	40,202	295
Seattle Genetics, Inc. (a)(d)	264,300	6,132
Theravance, Inc. (a)	710,200	15,816
		269,506
Health Care Equipment & Supplies - 0.5%
Covidien PLC	446,500	25,781
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc. (a)	838,400	21,228
Henry Schein, Inc. (a)	351,300	28,266
Qualicorp SA (a)	281,000	2,946
		52,440
Pharmaceuticals - 7.3%
Allergan, Inc.	545,200	50,011
AVANIR Pharmaceuticals Class A (a)(d)	1,337,500	3,518
Eli Lilly & Co.	1,084,300	53,478
Johnson & Johnson	1,050,000	73,605
Merck & Co., Inc.	1,941,100	79,469
Pfizer, Inc.	4,679,400	117,359
		377,440
TOTAL HEALTH CARE		725,167
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	425,000	26,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	125,000	$ 7,195
Textron, Inc.	1,385,800	34,354
		68,524
Building Products - 1.5%
Armstrong World Industries, Inc.	973,400	49,381
ASSA ABLOY AB (B Shares)	678,600	25,544
		74,925
Industrial Conglomerates - 3.3%
Danaher Corp.	443,800	24,808
General Electric Co.	6,908,400	145,007
		169,815
Machinery - 1.0%
Cummins, Inc.	499,400	54,110
Road & Rail - 1.6%
Union Pacific Corp.	643,300	80,876
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	150,000	4,992
TOTAL INDUSTRIALS		453,242
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.6%
Motorola Solutions, Inc.	1,274,300	70,953
QUALCOMM, Inc.	1,030,800	63,930
		134,883
Computers & Peripherals - 4.0%
Apple, Inc.	383,500	204,415
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	972,738	62,936
InvenSense, Inc. (a)(d)	627,800	6,975
		69,911
Internet Software & Services - 4.9%
eBay, Inc. (a)	1,581,900	80,709
Facebook, Inc. Class A	260,071	6,926
Google, Inc. Class A (a)	211,800	150,245
LinkedIn Corp. (a)	115,700	13,285
		251,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	323,100	$ 23,926
Fidelity National Information Services, Inc.	360,700	12,556
Visa, Inc. Class A	352,600	53,447
		89,929
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	637,300	21,949
ASML Holding NV	527,427	33,972
NXP Semiconductors NV (a)	663,500	17,496
Samsung Electronics Co. Ltd.	25,968	37,554
Skyworks Solutions, Inc. (a)	50,000	1,015
		111,986
Software - 1.6%
Citrix Systems, Inc. (a)	189,900	12,486
Oracle Corp.	2,046,500	68,189
		80,675
TOTAL INFORMATION TECHNOLOGY		942,964
MATERIALS - 6.9%
Chemicals - 4.1%
Arkema SA	246,400	25,872
Eastman Chemical Co.	541,100	36,822
Ecolab, Inc.	150,000	10,785
LyondellBasell Industries NV Class A	200,105	11,424
Mexichem SAB de CV	1,451,700	8,098
Monsanto Co.	724,900	68,612
Sherwin-Williams Co.	120,600	18,551
W.R. Grace & Co. (a)	448,100	30,126
		210,290
Construction Materials - 2.1%
HeidelbergCement Finance AG	243,500	14,900
Lafarge SA (Bearer)	297,300	19,197
Martin Marietta Materials, Inc.	410,000	38,655
Vulcan Materials Co.	712,100	37,065
		109,817
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Rio Tinto PLC sponsored ADR	300,000	$ 17,427
Vale SA (PN-A) sponsored ADR	800,000	16,240
		33,667
TOTAL MATERIALS		353,774
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	601,300	23,523
Iliad SA	120,165	20,772
Verizon Communications, Inc.	1,228,800	53,170
		97,465
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	4,593,200	26,043
Vodafone Group PLC sponsored ADR	426,300	10,738
		36,781
TOTAL TELECOMMUNICATION SERVICES		134,246
UTILITIES - 2.6%
Electric Utilities - 1.6%
Edison International	671,400	30,341
NextEra Energy, Inc.	478,700	33,121
PPL Corp.	597,000	17,092
		80,554
Gas Utilities - 0.5%
ONEOK, Inc.	603,300	25,791
Multi-Utilities - 0.5%
Sempra Energy	393,200	27,894
TOTAL UTILITIES		134,239
TOTAL COMMON STOCKS (Cost $4,466,009)		5,068,369
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	105,600	$ 5,883
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	145,100	33,293
TOTAL PREFERRED STOCKS (Cost $34,867)		39,176
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.18% (b)	71,383,888	71,384
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	23,854,800	23,855
TOTAL MONEY MARKET FUNDS (Cost $95,239)		95,239
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,596,115)		5,202,784
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(51,684)
NET ASSETS - 100%		$ 5,151,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 115
Fidelity Securities Lending Cash Central Fund	305
Total	$ 420
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 590,534	$ 538,144	$ 52,390	$ -
Consumer Staples	465,218	409,546	55,672	-
Energy	451,784	451,784	-	-
Financials	850,494	850,494	-	-
Health Care	725,167	722,221	2,946	-
Industrials	459,125	433,581	25,544	-
Information Technology	942,964	905,410	37,554	-
Materials	353,774	293,805	59,969	-
Telecommunication Services	134,246	113,474	20,772	-
Utilities	134,239	134,239	-	-
Money Market Funds	95,239	95,239	-	-
Total Investments in Securities:	$ 5,202,784	$ 4,947,937	$ 254,847	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.5%
United Kingdom	1.8%
France	1.3%
Netherlands	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,471) - See accompanying schedule: Unaffiliated issuers (cost $4,500,876)	$ 5,107,545
Fidelity Central Funds (cost $95,239)	95,239
Total Investments (cost $4,596,115)		$ 5,202,784
Cash		1
Receivable for investments sold		2,075
Receivable for fund shares sold		1,715
Dividends receivable		6,408
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		14
Other receivables		1,075
Total assets		5,214,108

Liabilities
Payable for fund shares redeemed	36,587
Accrued management fee	1,497
Other affiliated payables	830
Other payables and accrued expenses	239
Collateral on securities loaned, at value	23,855
Total liabilities		63,008

Net Assets		$ 5,151,100
Net Assets consist of:
Paid in capital		$ 4,535,198
Distributions in excess of net investment income		(2,551)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,672
Net Assets		$ 5,151,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,269,786 ÷ 119,244 shares)	$ 35.81

Class K: Net Asset Value, offering price and redemption price per share ($881,314 ÷ 24,624 shares)	$ 35.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 52,582
Income from Fidelity Central Funds		420
Total income		53,002

Expenses
Management fee	$ 9,095
Transfer agent fees	4,471
Accounting and security lending fees	548
Custodian fees and expenses	59
Independent trustees' compensation	19
Registration fees	49
Audit	42
Legal	25
Miscellaneous	22
Total expenses before reductions	14,330
Expense reductions	(476)	13,854
Net investment income (loss)		39,148
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,762
Foreign currency transactions	(148)
Total net realized gain (loss)		262,614
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,645)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(35,648)
Net gain (loss)		226,966
Net increase (decrease) in net assets resulting from operations		$ 266,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,148	$ 59,563
Net realized gain (loss)	262,614	142,752
Change in net unrealized appreciation (depreciation)	(35,648)	(169,796)
Net increase (decrease) in net assets resulting from operations	266,114	32,519
Distributions to shareholders from net investment income	(73,239)	(36,948)
Share transactions - net increase (decrease)	(220,266)	(552,271)
Total increase (decrease) in net assets	(27,391)	(556,700)

Net Assets
Beginning of period	5,178,491	5,735,191
End of period (including distributions in excess of net investment income of $2,551 and undistributed net investment income of $31,540, respectively)	$ 5,151,100	$ 5,178,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98
Income from Investment Operations
Net investment income (loss) D	.26	.37	.27 G	.23	.44	.37
Net realized and unrealized gain (loss)	1.53	.02 H	8.27	2.25	(10.77)	(1.65)
Total from investment operations	1.79	.39	8.54	2.48	(10.33)	(1.28)
Distributions from net investment income	(.49)	(.23)	(.27)	(.35)	(.42)	(.38)
Distributions from net realized gain	-	-	-	-	(.99)	(1.63)
Total distributions	(.49)	(.23)	(.27)	(.35)	(1.41)	(2.01)
Net asset value, end of period	$ 35.81	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Total Return B, C	5.22%	1.21%	32.89%	10.40%	(29.74)%	(3.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.57% A	.58%	.59%	.61%	.64%	.56%
Expenses net of fee waivers, if any	.57% A	.58%	.59%	.61%	.64%	.56%
Expenses net of all reductions	.55% A	.58%	.58%	.60%	.64%	.55%
Net investment income (loss)	1.47% A	1.13%	.86% G	.82%	1.73%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 4,270	$ 4,364	$ 5,072	$ 4,412	$ 4,442	$ 7,174
Portfolio turnover rate F	106% A	102%	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.29	.42	.32 G	.28	.42	.05
Net realized and unrealized gain (loss)	1.52	.02 H	8.27	2.24	(10.70)	(1.89)
Total from investment operations	1.81	.44	8.59	2.52	(10.28)	(1.84)
Distributions from net investment income	(.54)	(.27)	(.32)	(.40)	(.47)	-
Distributions from net realized gain	-	-	-	-	(.99)	-
Total distributions	(.54)	(.27)	(.32)	(.40)	(1.46)	-
Net asset value, end of period	$ 35.79	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Total Return B, C	5.29%	1.37%	33.10%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, J
Expenses before reductions	.43% A	.43%	.43%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.43%	.43%	.44%	.45%	.43% A
Expenses net of all reductions	.41% A	.42%	.42%	.43%	.45%	.43% A
Net investment income (loss)	1.61% A	1.29%	1.02% G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 881,314	$ 814,219	$ 662,929	$ 425,831	$ 274,168	$ 95
Portfolio turnover rate F	106% A	102%	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 659,247
Gross unrealized depreciation	(83,997)
Net unrealized appreciation (depreciation) on securities and other investments	$ 575,250

Tax cost	$ 4,627,534

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (185,683)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,690,590 and $2,777,611, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 4,254.19
Class K	217.05
	$ 4,471

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,488. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $305, including $7 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $476 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Fidelity Fund	$ 59,871	$ 31,576
Class K	13,368	5,372
Total	$ 73,239	$ 36,948

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Fund
Shares sold	3,198	9,192	$ 113,482	$ 299,999
Reinvestment of distributions	1,584	967	55,780	29,465
Shares redeemed	(12,001)	(31,358)	(426,015)	(1,019,919)
Net increase (decrease)	(7,219)	(21,199)	$ (256,753)	$ (690,455)
Class K
Shares sold	3,409	9,901	$ 121,123	$ 323,105
Reinvestment of distributions	380	176	13,368	5,372
Shares redeemed	(2,751)	(5,788)	(98,004)	(190,293)
Net increase (decrease)	1,038	4,289	$ 36,487	$ 138,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class was comparable to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that in 2011 shareholders failed to approve a proposal to adopt the standard domestic equity management fee rate with a performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FID-K-USAN-0213
1.863257.104

Fidelity®

Fund

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Fund	.57%
Actual		$ 1,000.00	$ 1,052.20	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91
Class K	.43%
Actual		$ 1,000.00	$ 1,052.90	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	6.8
Google, Inc. Class A	2.9	1.4
General Electric Co.	2.8	0.0
Pfizer, Inc.	2.3	1.8
Chevron Corp.	2.0	2.6
Wells Fargo & Co.	2.0	2.8
Citigroup, Inc.	2.0	0.7
Amgen, Inc.	2.0	1.8
The Coca-Cola Co.	1.9	2.1
JPMorgan Chase & Co.	1.9	1.1
	23.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.3
Financials	16.5	12.4
Health Care	14.1	14.9
Consumer Discretionary	11.5	10.8
Consumer Staples	9.0	13.0
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 99.1%		Stocks 95.8%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	10.5%	** Foreign investments	9.2%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	302,300	$ 26,666
Starbucks Corp.	770,098	41,293
Yum! Brands, Inc.	461,900	30,670
		98,629
Household Durables - 2.2%
D.R. Horton, Inc.	2,190,600	43,330
PulteGroup, Inc. (a)	796,100	14,457
Ryland Group, Inc.	651,000	23,762
Whirlpool Corp.	294,100	29,925
		111,474
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	149,500	37,545
Media - 3.0%
Comcast Corp. Class A	1,807,000	67,546
The Walt Disney Co.	1,023,800	50,975
Virgin Media, Inc. (d)	999,000	36,713
		155,234
Multiline Retail - 0.4%
Next PLC	314,600	19,097
Specialty Retail - 2.2%
Home Depot, Inc.	1,344,800	83,176
TJX Companies, Inc.	718,900	30,517
		113,693
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	143,873	21,569
TOTAL CONSUMER DISCRETIONARY		557,241
CONSUMER STAPLES - 9.0%
Beverages - 3.1%
Beam, Inc.	169,300	10,343
Diageo PLC	455,779	13,275
Dr. Pepper Snapple Group, Inc.	351,600	15,534
Grupo Modelo SAB de CV Series C	2,373,700	21,305
The Coca-Cola Co.	2,756,000	99,905
		160,362
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,001,700	$ 48,432
Wal-Mart Stores, Inc.	323,600	22,079
		70,511
Food Products - 1.6%
Bunge Ltd.	435,000	31,620
Kraft Foods Group, Inc.	441,133	20,058
Mondelez International, Inc.	1,323,400	33,707
		85,385
Household Products - 0.7%
Colgate-Palmolive Co.	230,400	24,086
Kimberly-Clark Corp.	120,000	10,132
		34,218
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	403,900	20,532
Japan Tobacco, Inc.	774,000	21,865
Lorillard, Inc.	66,000	7,700
Philip Morris International, Inc.	772,900	64,645
		114,742
TOTAL CONSUMER STAPLES		465,218
ENERGY - 8.8%
Energy Equipment & Services - 0.4%
Ensco PLC Class A	100,000	5,928
Ocean Rig UDW, Inc. (United States) (a)	663,410	9,931
Seadrill Partners LLC	216,200	5,546
		21,405
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	435,700	32,377
Cheniere Energy, Inc. (a)	439,100	8,246
Chevron Corp.	951,200	102,863
EV Energy Partners LP	259,500	14,677
Exxon Mobil Corp.	899,700	77,869
Hess Corp.	221,800	11,747
HollyFrontier Corp.	298,400	13,891
InterOil Corp. (a)(d)	205,800	11,428
Marathon Oil Corp.	350,000	10,731
Marathon Petroleum Corp.	673,800	42,449
Occidental Petroleum Corp.	170,700	13,077
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	257,000	$ 13,647
The Williams Companies, Inc.	1,197,000	39,190
Valero Energy Corp.	789,800	26,948
WPX Energy, Inc.	755,300	11,239
		430,379
TOTAL ENERGY		451,784
FINANCIALS - 16.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	257,700	32,872
Morgan Stanley	1,573,700	30,089
T. Rowe Price Group, Inc.	280,200	18,249
UBS AG (NY Shares)	1,441,000	22,681
		103,891
Commercial Banks - 4.2%
M&T Bank Corp.	314,300	30,949
SunTrust Banks, Inc.	1,414,900	40,112
U.S. Bancorp	1,033,000	32,994
Wells Fargo & Co.	2,969,167	101,486
Zions Bancorporation	601,351	12,869
		218,410
Consumer Finance - 1.6%
American Express Co.	567,092	32,596
Discover Financial Services	1,323,400	51,017
		83,613
Diversified Financial Services - 5.0%
Bank of America Corp.	4,914,400	57,007
Citigroup, Inc.	2,549,910	100,874
JPMorgan Chase & Co.	2,207,000	97,042
		254,923
Insurance - 1.6%
American International Group, Inc. (a)	825,000	29,123
Berkshire Hathaway, Inc. Class B (a)	592,400	53,138
		82,261
Real Estate Investment Trusts - 2.1%
American Tower Corp.	871,300	67,325
AvalonBay Communities, Inc.	140,000	18,983
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	87,900	$ 12,742
Weyerhaeuser Co.	300,000	8,346
		107,396
TOTAL FINANCIALS		850,494
HEALTH CARE - 14.1%
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (a)	551,237	13,704
Amgen, Inc.	1,164,700	100,537
Biogen Idec, Inc. (a)	334,600	49,076
BioMarin Pharmaceutical, Inc. (a)	356,400	17,553
Elan Corp. PLC sponsored ADR (a)	1,648,296	16,829
Gilead Sciences, Inc. (a)	557,400	40,941
Grifols SA ADR	332,535	8,623
Prothena Corp. PLC (a)	40,202	295
Seattle Genetics, Inc. (a)(d)	264,300	6,132
Theravance, Inc. (a)	710,200	15,816
		269,506
Health Care Equipment & Supplies - 0.5%
Covidien PLC	446,500	25,781
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc. (a)	838,400	21,228
Henry Schein, Inc. (a)	351,300	28,266
Qualicorp SA (a)	281,000	2,946
		52,440
Pharmaceuticals - 7.3%
Allergan, Inc.	545,200	50,011
AVANIR Pharmaceuticals Class A (a)(d)	1,337,500	3,518
Eli Lilly & Co.	1,084,300	53,478
Johnson & Johnson	1,050,000	73,605
Merck & Co., Inc.	1,941,100	79,469
Pfizer, Inc.	4,679,400	117,359
		377,440
TOTAL HEALTH CARE		725,167
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	425,000	26,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	125,000	$ 7,195
Textron, Inc.	1,385,800	34,354
		68,524
Building Products - 1.5%
Armstrong World Industries, Inc.	973,400	49,381
ASSA ABLOY AB (B Shares)	678,600	25,544
		74,925
Industrial Conglomerates - 3.3%
Danaher Corp.	443,800	24,808
General Electric Co.	6,908,400	145,007
		169,815
Machinery - 1.0%
Cummins, Inc.	499,400	54,110
Road & Rail - 1.6%
Union Pacific Corp.	643,300	80,876
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	150,000	4,992
TOTAL INDUSTRIALS		453,242
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.6%
Motorola Solutions, Inc.	1,274,300	70,953
QUALCOMM, Inc.	1,030,800	63,930
		134,883
Computers & Peripherals - 4.0%
Apple, Inc.	383,500	204,415
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	972,738	62,936
InvenSense, Inc. (a)(d)	627,800	6,975
		69,911
Internet Software & Services - 4.9%
eBay, Inc. (a)	1,581,900	80,709
Facebook, Inc. Class A	260,071	6,926
Google, Inc. Class A (a)	211,800	150,245
LinkedIn Corp. (a)	115,700	13,285
		251,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	323,100	$ 23,926
Fidelity National Information Services, Inc.	360,700	12,556
Visa, Inc. Class A	352,600	53,447
		89,929
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	637,300	21,949
ASML Holding NV	527,427	33,972
NXP Semiconductors NV (a)	663,500	17,496
Samsung Electronics Co. Ltd.	25,968	37,554
Skyworks Solutions, Inc. (a)	50,000	1,015
		111,986
Software - 1.6%
Citrix Systems, Inc. (a)	189,900	12,486
Oracle Corp.	2,046,500	68,189
		80,675
TOTAL INFORMATION TECHNOLOGY		942,964
MATERIALS - 6.9%
Chemicals - 4.1%
Arkema SA	246,400	25,872
Eastman Chemical Co.	541,100	36,822
Ecolab, Inc.	150,000	10,785
LyondellBasell Industries NV Class A	200,105	11,424
Mexichem SAB de CV	1,451,700	8,098
Monsanto Co.	724,900	68,612
Sherwin-Williams Co.	120,600	18,551
W.R. Grace & Co. (a)	448,100	30,126
		210,290
Construction Materials - 2.1%
HeidelbergCement Finance AG	243,500	14,900
Lafarge SA (Bearer)	297,300	19,197
Martin Marietta Materials, Inc.	410,000	38,655
Vulcan Materials Co.	712,100	37,065
		109,817
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Rio Tinto PLC sponsored ADR	300,000	$ 17,427
Vale SA (PN-A) sponsored ADR	800,000	16,240
		33,667
TOTAL MATERIALS		353,774
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	601,300	23,523
Iliad SA	120,165	20,772
Verizon Communications, Inc.	1,228,800	53,170
		97,465
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	4,593,200	26,043
Vodafone Group PLC sponsored ADR	426,300	10,738
		36,781
TOTAL TELECOMMUNICATION SERVICES		134,246
UTILITIES - 2.6%
Electric Utilities - 1.6%
Edison International	671,400	30,341
NextEra Energy, Inc.	478,700	33,121
PPL Corp.	597,000	17,092
		80,554
Gas Utilities - 0.5%
ONEOK, Inc.	603,300	25,791
Multi-Utilities - 0.5%
Sempra Energy	393,200	27,894
TOTAL UTILITIES		134,239
TOTAL COMMON STOCKS (Cost $4,466,009)		5,068,369
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	105,600	$ 5,883
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	145,100	33,293
TOTAL PREFERRED STOCKS (Cost $34,867)		39,176
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.18% (b)	71,383,888	71,384
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	23,854,800	23,855
TOTAL MONEY MARKET FUNDS (Cost $95,239)		95,239
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,596,115)		5,202,784
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(51,684)
NET ASSETS - 100%		$ 5,151,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 115
Fidelity Securities Lending Cash Central Fund	305
Total	$ 420
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 590,534	$ 538,144	$ 52,390	$ -
Consumer Staples	465,218	409,546	55,672	-
Energy	451,784	451,784	-	-
Financials	850,494	850,494	-	-
Health Care	725,167	722,221	2,946	-
Industrials	459,125	433,581	25,544	-
Information Technology	942,964	905,410	37,554	-
Materials	353,774	293,805	59,969	-
Telecommunication Services	134,246	113,474	20,772	-
Utilities	134,239	134,239	-	-
Money Market Funds	95,239	95,239	-	-
Total Investments in Securities:	$ 5,202,784	$ 4,947,937	$ 254,847	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.5%
United Kingdom	1.8%
France	1.3%
Netherlands	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,471) - See accompanying schedule: Unaffiliated issuers (cost $4,500,876)	$ 5,107,545
Fidelity Central Funds (cost $95,239)	95,239
Total Investments (cost $4,596,115)		$ 5,202,784
Cash		1
Receivable for investments sold		2,075
Receivable for fund shares sold		1,715
Dividends receivable		6,408
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		14
Other receivables		1,075
Total assets		5,214,108

Liabilities
Payable for fund shares redeemed	36,587
Accrued management fee	1,497
Other affiliated payables	830
Other payables and accrued expenses	239
Collateral on securities loaned, at value	23,855
Total liabilities		63,008

Net Assets		$ 5,151,100
Net Assets consist of:
Paid in capital		$ 4,535,198
Distributions in excess of net investment income		(2,551)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,672
Net Assets		$ 5,151,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,269,786 ÷ 119,244 shares)	$ 35.81

Class K: Net Asset Value, offering price and redemption price per share ($881,314 ÷ 24,624 shares)	$ 35.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 52,582
Income from Fidelity Central Funds		420
Total income		53,002

Expenses
Management fee	$ 9,095
Transfer agent fees	4,471
Accounting and security lending fees	548
Custodian fees and expenses	59
Independent trustees' compensation	19
Registration fees	49
Audit	42
Legal	25
Miscellaneous	22
Total expenses before reductions	14,330
Expense reductions	(476)	13,854
Net investment income (loss)		39,148
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,762
Foreign currency transactions	(148)
Total net realized gain (loss)		262,614
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,645)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(35,648)
Net gain (loss)		226,966
Net increase (decrease) in net assets resulting from operations		$ 266,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,148	$ 59,563
Net realized gain (loss)	262,614	142,752
Change in net unrealized appreciation (depreciation)	(35,648)	(169,796)
Net increase (decrease) in net assets resulting from operations	266,114	32,519
Distributions to shareholders from net investment income	(73,239)	(36,948)
Share transactions - net increase (decrease)	(220,266)	(552,271)
Total increase (decrease) in net assets	(27,391)	(556,700)

Net Assets
Beginning of period	5,178,491	5,735,191
End of period (including distributions in excess of net investment income of $2,551 and undistributed net investment income of $31,540, respectively)	$ 5,151,100	$ 5,178,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69	$ 38.98
Income from Investment Operations
Net investment income (loss) D	.26	.37	.27 G	.23	.44	.37
Net realized and unrealized gain (loss)	1.53	.02 H	8.27	2.25	(10.77)	(1.65)
Total from investment operations	1.79	.39	8.54	2.48	(10.33)	(1.28)
Distributions from net investment income	(.49)	(.23)	(.27)	(.35)	(.42)	(.38)
Distributions from net realized gain	-	-	-	-	(.99)	(1.63)
Total distributions	(.49)	(.23)	(.27)	(.35)	(1.41)	(2.01)
Net asset value, end of period	$ 35.81	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Total Return B, C	5.22%	1.21%	32.89%	10.40%	(29.74)%	(3.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.57% A	.58%	.59%	.61%	.64%	.56%
Expenses net of fee waivers, if any	.57% A	.58%	.59%	.61%	.64%	.56%
Expenses net of all reductions	.55% A	.58%	.58%	.60%	.64%	.55%
Net investment income (loss)	1.47% A	1.13%	.86% G	.82%	1.73%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 4,270	$ 4,364	$ 5,072	$ 4,412	$ 4,442	$ 7,174
Portfolio turnover rate F	106% A	102%	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.29	.42	.32 G	.28	.42	.05
Net realized and unrealized gain (loss)	1.52	.02 H	8.27	2.24	(10.70)	(1.89)
Total from investment operations	1.81	.44	8.59	2.52	(10.28)	(1.84)
Distributions from net investment income	(.54)	(.27)	(.32)	(.40)	(.47)	-
Distributions from net realized gain	-	-	-	-	(.99)	-
Total distributions	(.54)	(.27)	(.32)	(.40)	(1.46)	-
Net asset value, end of period	$ 35.79	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Total Return B, C	5.29%	1.37%	33.10%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, J
Expenses before reductions	.43% A	.43%	.43%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.43%	.43%	.44%	.45%	.43% A
Expenses net of all reductions	.41% A	.42%	.42%	.43%	.45%	.43% A
Net investment income (loss)	1.61% A	1.29%	1.02% G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 881,314	$ 814,219	$ 662,929	$ 425,831	$ 274,168	$ 95
Portfolio turnover rate F	106% A	102%	88%	77%	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 659,247
Gross unrealized depreciation	(83,997)
Net unrealized appreciation (depreciation) on securities and other investments	$ 575,250

Tax cost	$ 4,627,534

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (185,683)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,690,590 and $2,777,611, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 4,254.19
Class K	217.05
	$ 4,471

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,488. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $305, including $7 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $476 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2012	Year ended June 30, 2012
From net investment income
Fidelity Fund	$ 59,871	$ 31,576
Class K	13,368	5,372
Total	$ 73,239	$ 36,948

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2012	Year ended June 30, 2012	Six months ended December 31, 2012	Year ended June 30, 2012
Fidelity Fund
Shares sold	3,198	9,192	$ 113,482	$ 299,999
Reinvestment of distributions	1,584	967	55,780	29,465
Shares redeemed	(12,001)	(31,358)	(426,015)	(1,019,919)
Net increase (decrease)	(7,219)	(21,199)	$ (256,753)	$ (690,455)
Class K
Shares sold	3,409	9,901	$ 121,123	$ 323,105
Reinvestment of distributions	380	176	13,368	5,372
Shares redeemed	(2,751)	(5,788)	(98,004)	(190,293)
Net increase (decrease)	1,038	4,289	$ 36,487	$ 138,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class was comparable to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that in 2011 shareholders failed to approve a proposal to adopt the standard domestic equity management fee rate with a performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FID-USAN-0213
1.787780.109

Fidelity Fifty®

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Actual	.84%	$ 1,000.00	$ 1,061.20	$ 4.36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.97	$ 4.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	5.4	7.6
Gilead Sciences, Inc.	4.6	1.6
American Tower Corp.	4.3	3.0
Phillips 66	4.1	0.0
Amgen, Inc.	4.0	2.3
Citigroup, Inc.	3.7	0.0
Google, Inc. Class A	3.6	0.0
Canadian Pacific	3.5	0.0
Discovery Communications, Inc.	3.4	1.4
eBay, Inc.	3.2	1.5
	39.8
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	11.0
Information Technology	18.3	25.5
Consumer Discretionary	15.5	14.5
Health Care	14.4	15.8
Energy	13.7	3.8
Asset Allocation (% of fund's net assets)
As of December 31, 2012*		As of June 30, 2012**
	Stocks 99.0%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	6.4%	** Foreign investments	2.0%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Household Durables - 1.8%
PulteGroup, Inc. (a)	655,000	$ 11,894,800
Media - 6.6%
Comcast Corp. Class A	555,900	20,779,542
Discovery Communications, Inc. (a)	347,000	22,027,560
		42,807,102
Specialty Retail - 4.0%
Cabela's, Inc. Class A (a)	169,800	7,089,150
Home Depot, Inc.	176,000	10,885,600
TJX Companies, Inc.	197,600	8,388,120
		26,362,870
Textiles, Apparel & Luxury Goods - 3.1%
PVH Corp.	126,000	13,987,260
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	130,100	6,313,753
		20,301,013
TOTAL CONSUMER DISCRETIONARY		101,365,785
CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	60,000	5,225,073
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	75,000	5,117,250
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	101,200	6,057,832
TOTAL CONSUMER STAPLES		16,400,155
ENERGY - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Cabot Oil & Gas Corp.	250,000	12,435,000
Marathon Petroleum Corp.	160,000	10,080,000
Noble Energy, Inc.	155,899	15,861,164
Peabody Energy Corp.	427,000	11,362,470
Phillips 66	501,000	26,603,100
Pioneer Natural Resources Co.	80,500	8,580,495
Western Gas Equity Partners LP	157,900	4,729,105
		89,651,334
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.6%
Capital Markets - 1.2%
UBS AG (NY Shares)	506,000	$ 7,964,440
Commercial Banks - 1.5%
M&T Bank Corp.	98,000	9,650,060
Consumer Finance - 1.7%
Capital One Financial Corp.	197,000	11,412,210
Diversified Financial Services - 5.4%
Bank of America Corp.	980,000	11,368,000
Citigroup, Inc.	609,000	24,092,040
		35,460,040
Insurance - 3.4%
Berkshire Hathaway, Inc. Class B (a)	96,000	8,611,200
The Travelers Companies, Inc.	185,000	13,286,700
		21,897,900
Real Estate Investment Trusts - 4.3%
American Tower Corp.	361,000	27,894,470
Real Estate Management & Development - 1.1%
Realogy Holdings Corp.	169,500	7,112,220
TOTAL FINANCIALS		121,391,340
HEALTH CARE - 14.4%
Biotechnology - 10.9%
Amgen, Inc.	305,000	26,327,600
Gilead Sciences, Inc. (a)	409,000	30,041,050
Onyx Pharmaceuticals, Inc. (a)	197,937	14,950,182
		71,318,832
Health Care Equipment & Supplies - 1.8%
The Cooper Companies, Inc.	124,067	11,473,716
Pharmaceuticals - 1.7%
Pfizer, Inc.	447,000	11,210,760
TOTAL HEALTH CARE		94,003,308
INDUSTRIALS - 9.2%
Industrial Conglomerates - 1.8%
General Electric Co.	550,000	11,544,500
Road & Rail - 5.9%
Canadian Pacific	223,000	22,620,589
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	219,200	$ 13,088,432
Union Pacific Corp.	21,000	2,640,120
		38,349,141
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (a)	215,000	9,786,800
TOTAL INDUSTRIALS		59,680,441
INFORMATION TECHNOLOGY - 18.3%
Computers & Peripherals - 0.9%
Stratasys Ltd. (a)	78,000	6,251,700
Internet Software & Services - 7.7%
eBay, Inc. (a)	412,700	21,055,954
Facebook, Inc. Class A	219,000	5,831,970
Google, Inc. Class A (a)	33,000	23,409,210
		50,297,134
IT Services - 7.6%
Cognizant Technology Solutions Corp. Class A (a)	195,000	14,439,750
MasterCard, Inc. Class A	71,500	35,126,521
		49,566,271
Software - 2.1%
salesforce.com, Inc. (a)	77,600	13,044,560
Workday, Inc.	10,000	545,000
		13,589,560
TOTAL INFORMATION TECHNOLOGY		119,704,665
MATERIALS - 5.9%
Chemicals - 4.9%
Eastman Chemical Co.	302,000	20,551,100
FMC Corp.	87,000	5,091,240
Monsanto Co.	68,000	6,436,200
		32,078,540
Paper & Forest Products - 1.0%
International Paper Co.	154,000	6,135,360
TOTAL MATERIALS		38,213,900
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	80,000	$ 5,681,600
TOTAL COMMON STOCKS (Cost $603,755,966)		646,092,528
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.18% (b)	5,783,153	5,783,153
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,670,550	4,670,550
TOTAL MONEY MARKET FUNDS (Cost $10,453,703)		10,453,703
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $614,209,669)		656,546,231
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,653,930)
NET ASSETS - 100%		$ 652,892,301
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,611
Fidelity Securities Lending Cash Central Fund	44,606
Total	$ 52,217
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,365,785	$ 101,365,785	$ -	$ -
Consumer Staples	16,400,155	11,175,082	5,225,073	-
Energy	89,651,334	89,651,334	-	-
Financials	121,391,340	121,391,340	-	-
Health Care	94,003,308	94,003,308	-	-
Industrials	59,680,441	59,680,441	-	-
Information Technology	119,704,665	119,704,665	-	-
Materials	38,213,900	38,213,900	-	-
Telecommunication Services	5,681,600	5,681,600	-	-
Money Market Funds	10,453,703	10,453,703	-	-
Total Investments in Securities:	$ 656,546,231	$ 651,321,158	$ 5,225,073	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,673,439) - See accompanying schedule: Unaffiliated issuers (cost $603,755,966)	$ 646,092,528
Fidelity Central Funds (cost $10,453,703)	10,453,703
Total Investments (cost $614,209,669)		$ 656,546,231
Cash		116,912
Receivable for investments sold		2,742,611
Receivable for fund shares sold		537,586
Dividends receivable		488,264
Distributions receivable from Fidelity Central Funds		5,974
Prepaid expenses		1,663
Other receivables		162,579
Total assets		660,601,820

Liabilities
Payable for investments purchased	$ 116,912
Payable for fund shares redeemed	2,439,055
Distributions payable	48
Accrued management fee	292,957
Other affiliated payables	160,981
Other payables and accrued expenses	29,016
Collateral on securities loaned, at value	4,670,550
Total liabilities		7,709,519

Net Assets		$ 652,892,301
Net Assets consist of:
Paid in capital		$ 881,789,274
Distributions in excess of net investment income		(14,319)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(271,218,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,335,889
Net Assets, for 32,330,221 shares outstanding		$ 652,892,301
Net Asset Value, offering price and redemption price per share ($652,892,301 ÷ 32,330,221 shares)		$ 20.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,066,808
Income from Fidelity Central Funds		52,217
Total income		4,119,025

Expenses
Management fee Basic fee	$ 1,859,525
Performance adjustment	(107,537)
Transfer agent fees	859,050
Accounting and security lending fees	120,747
Custodian fees and expenses	27,904
Independent trustees' compensation	2,338
Registration fees	13,053
Audit	25,065
Legal	3,273
Miscellaneous	3,073
Total expenses before reductions	2,806,491
Expense reductions	(165,838)	2,640,653
Net investment income (loss)		1,478,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,597,654
Foreign currency transactions	3,679
Total net realized gain (loss)		46,601,333
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,052,556)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(8,052,565)
Net gain (loss)		38,548,768
Net increase (decrease) in net assets resulting from operations		$ 40,027,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,478,372	$ 1,811,350
Net realized gain (loss)	46,601,333	(6,901,148)
Change in net unrealized appreciation (depreciation)	(8,052,565)	(1,651,886)
Net increase (decrease) in net assets resulting from operations	40,027,140	(6,741,684)
Distributions to shareholders from net investment income	(2,203,476)	(2,053,471)
Share transactions Proceeds from sales of shares	21,431,180	68,737,170
Reinvestment of distributions	2,146,958	2,000,531
Cost of shares redeemed	(80,343,828)	(215,475,338)
Net increase (decrease) in net assets resulting from share transactions	(56,765,690)	(144,737,637)
Total increase (decrease) in net assets	(18,942,026)	(153,532,792)

Net Assets
Beginning of period	671,834,327	825,367,119
End of period (including distributions in excess of net investment income of $14,319 and undistributed net investment income of $710,785, respectively)	$ 652,892,301	$ 671,834,327
Other Information Shares
Sold	1,085,611	3,783,341
Issued in reinvestment of distributions	108,835	116,157
Redeemed	(4,058,092)	(12,219,872)
Net increase (decrease)	(2,863,646)	(8,320,374)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 18.97	$ 13.95	$ 12.59	$ 19.95	$ 26.09
Income from Investment Operations
Net investment income (loss) D	.04	.05	.06	.07	.09	(.02)
Net realized and unrealized gain (loss)	1.13	.12 G	5.05	1.35	(7.36)	(1.85)
Total from investment operations	1.17	.17	5.11	1.42	(7.27)	(1.87)
Distributions from net investment income	(.07)	(.05)	(.09)	(.05)	(.05)	(.02)
Distributions from net realized gain	-	-	-	(.02)	(.04)	(4.25)
Total distributions	(.07)	(.05)	(.09)	(.06) I	(.09)	(4.27)
Net asset value, end of period	$ 20.19	$ 19.09	$ 18.97	$ 13.95	$ 12.59	$ 19.95
Total Return B,C	6.12%	.93%	36.71%	11.26%	(36.47)%	(8.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.94%	.71%	.73%	.71%	.99%
Expenses net of fee waivers, if any	.84% A	.94%	.71%	.73%	.71%	.99%
Expenses net of all reductions	.79% A	.92%	.69%	.69%	.70%	.98%
Net investment income (loss)	.44% A	.26%	.36%	.50%	.67%	(.08) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 652,892	$ 671,834	$ 825,367	$ 646,032	$ 691,141	$ 1,302,477
Portfolio turnover rate F	253% A	277%	257%	246%	424%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. ITotal distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity Fifty® (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on October 12, 2012, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable,

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,895,888
Gross unrealized depreciation	(9,992,748)
Net unrealized appreciation (depreciation) on securities and other investments	$ 39,903,140

Tax cost	$ 616,643,091

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (309,884,990)
No expiration Short-term	(3,295,065)
Total capital loss carryforward	$ (313,180,055)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $833,357,741 and $896,011,625, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,981 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $847 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $44,606, including $402 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $165,826 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIF-USAN-0213
1.787779.109

Fidelity Advisor®

Series Mega Cap

Fund

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 6, 2012 to December 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value December 31, 2012	Expenses Paid During Period
Actual	.90%	$ 1,000.00	$ 1,007.90	$ .64 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.67	$ 4.58 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 26/365 (to reflect the period December 6, 2012 to December 31, 2012).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2012
% of fund's net assets
Apple, Inc.	5.3
JPMorgan Chase & Co.	4.2
Exxon Mobil Corp.	3.9
Wells Fargo & Co.	3.7
Chevron Corp.	3.3
General Electric Co.	3.2
Google, Inc. Class A	2.6
Procter & Gamble Co.	2.4
Microsoft Corp.	2.4
Merck & Co., Inc.	2.3
33.3
Top Five Market Sectors as of December 31, 2012
% of fund's net assets
Information Technology	19.8
Financials	18.5
Health Care	12.7
Energy	12.4
Consumer Discretionary	11.9
Asset Allocation (% of fund's net assets)
As of December 31, 2012 *
Stocks 99.6%
Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	1.1%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Johnson Controls, Inc.	24,600	$ 755,220
Automobiles - 0.5%
Ford Motor Co.	64,700	837,865
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	11,800	1,040,878
Yum! Brands, Inc.	5,200	345,280
		1,386,158
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	376	233,571
Media - 5.9%
Comcast Corp. Class A (special) (non-vtg.)	93,300	3,354,135
News Corp. Class A	19,700	503,138
The Walt Disney Co.	21,100	1,050,569
Thomson Reuters Corp.	8,800	254,613
Time Warner Cable, Inc.	4,820	468,456
Time Warner, Inc.	50,800	2,429,764
Viacom, Inc. Class B (non-vtg.)	15,700	828,018
		8,888,693
Multiline Retail - 1.6%
Target Corp.	41,600	2,461,472
Specialty Retail - 2.3%
Home Depot, Inc.	11,405	705,399
Lowe's Companies, Inc.	77,500	2,752,800
		3,458,199
TOTAL CONSUMER DISCRETIONARY		18,021,178
CONSUMER STAPLES - 10.6%
Beverages - 3.1%
PepsiCo, Inc.	26,300	1,799,709
The Coca-Cola Co.	79,300	2,874,625
		4,674,334
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	22,800	1,102,380
Kroger Co.	10,700	278,414
Walgreen Co.	57,900	2,142,879
		3,523,673
Food Products - 0.7%
Kellogg Co.	19,640	1,096,894
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.7%
Colgate-Palmolive Co.	2,400	$ 250,896
Kimberly-Clark Corp.	18,900	1,595,727
Procter & Gamble Co.	54,700	3,713,583
		5,560,206
Tobacco - 0.8%
Altria Group, Inc.	7,200	226,224
Lorillard, Inc.	3,600	420,012
Philip Morris International, Inc.	6,100	510,204
		1,156,440
TOTAL CONSUMER STAPLES		16,011,547
ENERGY - 12.4%
Energy Equipment & Services - 2.2%
Halliburton Co.	43,700	1,515,953
National Oilwell Varco, Inc.	8,600	587,810
Schlumberger Ltd.	18,600	1,288,794
		3,392,557
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	18,200	1,428,700
Chevron Corp.	46,200	4,996,068
Exxon Mobil Corp.	67,700	5,859,435
Occidental Petroleum Corp.	31,200	2,390,232
The Williams Companies, Inc.	21,200	694,088
		15,368,523
TOTAL ENERGY		18,761,080
FINANCIALS - 18.5%
Capital Markets - 2.8%
BlackRock, Inc. Class A	3,000	620,130
Charles Schwab Corp.	103,300	1,483,388
Morgan Stanley	108,900	2,082,168
State Street Corp.	1,600	75,216
		4,260,902
Commercial Banks - 5.5%
BB&T Corp.	10,000	291,100
PNC Financial Services Group, Inc.	16,400	956,284
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	47,000	$ 1,501,180
Wells Fargo & Co.	161,000	5,502,980
		8,251,544
Diversified Financial Services - 8.3%
Bank of America Corp.	192,200	2,229,520
Citigroup, Inc.	85,792	3,393,932
CME Group, Inc.	9,900	502,029
JPMorgan Chase & Co.	145,900	6,415,223
		12,540,704
Insurance - 1.9%
AFLAC, Inc.	7,050	374,496
American International Group, Inc. (a)	11,300	398,890
MetLife, Inc.	52,400	1,726,056
Prudential Financial, Inc.	7,600	405,308
		2,904,750
TOTAL FINANCIALS		27,957,900
HEALTH CARE - 12.7%
Biotechnology - 0.9%
Amgen, Inc.	16,100	1,389,752
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	9,000	599,940
Stryker Corp.	12,700	696,214
		1,296,154
Health Care Providers & Services - 3.5%
Aetna, Inc.	21,200	981,560
Cardinal Health, Inc.	10,400	428,272
McKesson Corp.	19,600	1,900,416
UnitedHealth Group, Inc.	9,600	520,704
WellPoint, Inc.	24,900	1,516,908
		5,347,860
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	8,700	554,886
Pharmaceuticals - 7.0%
Abbott Laboratories	21,600	1,414,800
Eli Lilly & Co.	22,200	1,094,904
Johnson & Johnson	42,000	2,944,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	83,900	$ 3,434,866
Pfizer, Inc.	68,200	1,710,456
		10,599,226
TOTAL HEALTH CARE		19,187,878
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	10,000	634,700
Precision Castparts Corp.	400	75,768
Raytheon Co.	12,900	742,524
The Boeing Co.	16,507	1,243,968
United Technologies Corp.	14,900	1,221,949
		3,918,909
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	29,800	2,197,154
Electrical Equipment - 0.3%
Emerson Electric Co.	9,500	503,120
Industrial Conglomerates - 3.6%
Danaher Corp.	11,700	654,030
General Electric Co.	226,200	4,747,938
		5,401,968
Machinery - 0.6%
Cummins, Inc.	2,400	260,040
Illinois Tool Works, Inc.	10,500	638,505
		898,545
Road & Rail - 0.6%
Norfolk Southern Corp.	3,290	203,454
Union Pacific Corp.	5,300	666,316
		869,770
TOTAL INDUSTRIALS		13,789,466
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	128,900	2,532,885
QUALCOMM, Inc.	21,500	1,333,430
		3,866,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
Apple, Inc.	14,937	$ 7,961,869
Dell, Inc.	34,400	348,472
EMC Corp. (a)	26,700	675,510
		8,985,851
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	5,533	3,924,944
IT Services - 4.2%
Accenture PLC Class A	2,700	179,550
Automatic Data Processing, Inc.	1,828	104,214
Cognizant Technology Solutions Corp. Class A (a)	17,300	1,281,065
IBM Corp.	6,900	1,321,695
MasterCard, Inc. Class A	3,936	1,933,678
Visa, Inc. Class A	10,200	1,546,116
		6,366,318
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	13,600	451,656
Software - 4.2%
Adobe Systems, Inc. (a)	12,300	463,464
Microsoft Corp.	135,200	3,613,896
Oracle Corp.	40,300	1,342,796
salesforce.com, Inc. (a)	3,500	588,350
VMware, Inc. Class A (a)	4,500	423,630
		6,432,136
TOTAL INFORMATION TECHNOLOGY		30,027,220
MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	8,400	705,768
E.I. du Pont de Nemours & Co.	20,600	926,382
Monsanto Co.	4,500	425,925
The Dow Chemical Co.	16,900	546,208
		2,604,283
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	50,600	2,189,462
Common Stocks - continued
	Shares	Value
UTILITIES - 1.4%
Electric Utilities - 1.3%
Duke Energy Corp.	9,100	$ 580,580
FirstEnergy Corp.	24,000	1,002,240
NextEra Energy, Inc.	5,000	345,950
		1,928,770
Multi-Utilities - 0.1%
PG&E Corp.	5,100	204,918
TOTAL UTILITIES		2,133,688
TOTAL COMMON STOCKS (Cost $149,686,834)		150,683,702
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $138,150)	2,500	139,275
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.18% (b) (Cost $617,530)	617,530	617,530
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $150,442,514)		151,440,507
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(123,231)
NET ASSETS - 100%		$ 151,317,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 239
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $149,824,984)	$ 150,822,977
Fidelity Central Funds (cost $617,530)	617,530
Total Investments (cost $150,442,514)		$ 151,440,507
Cash		250
Foreign currency held at value (cost $211)		210
Receivable for investments sold		2,337,549
Receivable for fund shares sold		3,311
Dividends receivable		135,694
Distributions receivable from Fidelity Central Funds		239
Receivable from investment adviser for expense reductions		16,938
Other receivables		102
Total assets		153,934,800

Liabilities
Payable to custodian bank	$ 37,512
Payable for investments purchased	1,492,592
Payable for fund shares redeemed	990,230
Accrued management fee	52,902
Other affiliated payables	22,513
Other payables and accrued expenses	21,775
Total liabilities		2,617,524

Net Assets		$ 151,317,276
Net Assets consist of:
Paid in capital		$ 150,293,913
Distributions in excess of net investment income		(39,397)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,768
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		997,992
Net Assets, for 15,029,942 shares outstanding		$ 151,317,276
Net Asset Value, offering price and redemption price per share ($151,317,276 ÷ 15,029,942 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period December 6, 2012 (commencement of operations) to December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 176,542
Income from Fidelity Central Funds		239
Total income		176,781

Expenses
Management fee	$ 52,902
Transfer agent fees	18,811
Accounting fees and expenses	3,702
Custodian fees and expenses	7,946
Audit	13,827
Total expenses before reductions	97,188
Expense reductions	(17,040)	80,148
Net investment income (loss)		96,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,302
Foreign currency transactions	466
Total net realized gain (loss)		64,768
Change in net unrealized appreciation (depreciation) on: Investment securities	997,993
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		997,992
Net gain (loss)		1,062,760
Net increase (decrease) in net assets resulting from operations		$ 1,159,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 6, 2012 (commencement of operations) to December 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,633
Net realized gain (loss)	64,768
Change in net unrealized appreciation (depreciation)	997,992
Net increase (decrease) in net assets resulting from operations	1,159,393
Distributions to shareholders from net investment income	(136,030)
Share transactions Proceeds from sales of shares	151,148,113
Reinvestment of distributions	136,030
Cost of shares redeemed	(990,230)
Net increase (decrease) in net assets resulting from share transactions	150,293,913
Total increase (decrease) in net assets	151,317,276

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $39,397)	$ 151,317,276
Other Information Shares
Sold	15,114,809
Issued in reinvestment of distributions	13,468
Redeemed	(98,335)
Net increase (decrease)	15,029,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended December 31, 2012 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.07
Total from investment operations	.08
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.07
Total Return B,C	.79%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,317
Portfolio turnover rate F	11% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Series Mega Cap Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,485,111
Gross unrealized depreciation	(1,509,396)
Net unrealized appreciation (depreciation) on securities and other investments	$ 975,715

Tax cost	$ 150,464,792

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $165,803,283 and $16,042,325, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 1, 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $263 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $151,144,783 in exchange for 15,114,478 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .90% of average net assets. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $16,938.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Mega Cap Fund

On September 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven Growth & Capital Appreciation selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

The Board also noted that FMR had contractually agreed to reimburse Fidelity Advisor Series Mega Cap Fund to the extent total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan), Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AMHTI-SANN-0213
1.950944.100

Fidelity®

Series Mega Cap

Fund

Fidelity Series Mega Cap Fund

Class F

Semiannual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Mega Cap Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 6, 2012 to December 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value December 31, 2012	Expenses Paid During Period
Series Mega Cap	.82%
Actual		$ 1,000.00	$ 1,004.00	$ .59 B
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18 C
Class F	.62%
Actual		$ 1,000.00	$ 1,004.10	$ .44 B
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 26/365 (to reflect the period December 6, 2012 to December 31, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2012
% of fund's net assets
Apple, Inc.	5.3
JPMorgan Chase & Co.	4.2
Exxon Mobil Corp.	3.9
Wells Fargo & Co.	3.7
Chevron Corp.	3.3
General Electric Co.	3.2
Google, Inc. Class A	2.6
Procter & Gamble Co.	2.5
Microsoft Corp.	2.4
Merck & Co., Inc.	2.3
33.4
Top Five Market Sectors as of December 31, 2012
% of fund's net assets
Information Technology	19.9
Financials	18.5
Health Care	12.7
Energy	12.4
Consumer Discretionary	11.9
Asset Allocation (% of fund's net assets)
As of December 31, 2012*
Stocks 99.7%
Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	1.1%

Semiannual Report

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Johnson Controls, Inc.	302,600	$ 9,289,820
Automobiles - 0.6%
Ford Motor Co.	794,600	10,290,070
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	145,100	12,799,271
Yum! Brands, Inc.	63,400	4,209,760
		17,009,031
Internet & Catalog Retail - 0.1%
priceline.com, Inc. (a)	4,400	2,733,280
Media - 5.9%
Comcast Corp. Class A (special) (non-vtg.)	1,146,300	41,209,485
News Corp. Class A	246,100	6,285,394
The Walt Disney Co.	259,500	12,920,505
Thomson Reuters Corp.	113,000	3,269,468
Time Warner Cable, Inc.	59,680	5,800,299
Time Warner, Inc.	623,500	29,822,005
Viacom, Inc. Class B (non-vtg.)	193,300	10,194,642
		109,501,798
Multiline Retail - 1.6%
Target Corp.	510,700	30,218,119
Specialty Retail - 2.3%
Home Depot, Inc.	140,495	8,689,616
Lowe's Companies, Inc.	951,900	33,811,488
		42,501,104
TOTAL CONSUMER DISCRETIONARY		221,543,222
CONSUMER STAPLES - 10.6%
Beverages - 3.1%
PepsiCo, Inc.	323,100	22,109,733
The Coca-Cola Co.	974,100	35,311,125
		57,420,858
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	280,600	13,567,010
Kroger Co.	136,100	3,541,322
Walgreen Co.	711,000	26,314,110
		43,422,442
Food Products - 0.7%
Kellogg Co.	241,260	13,474,371
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.7%
Colgate-Palmolive Co.	30,200	$ 3,157,108
Kimberly-Clark Corp.	230,700	19,478,001
Procter & Gamble Co.	672,400	45,649,236
		68,284,345
Tobacco - 0.8%
Altria Group, Inc.	92,700	2,912,634
Lorillard, Inc.	45,100	5,261,817
Philip Morris International, Inc.	75,400	6,306,456
		14,480,907
TOTAL CONSUMER STAPLES		197,082,923
ENERGY - 12.4%
Energy Equipment & Services - 2.2%
Halliburton Co.	535,700	18,583,433
National Oilwell Varco, Inc.	107,000	7,313,450
Schlumberger Ltd.	228,700	15,846,623
		41,743,506
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	222,000	17,427,000
Chevron Corp.	567,800	61,401,892
Exxon Mobil Corp.	831,400	71,957,670
Occidental Petroleum Corp.	382,200	29,280,342
The Williams Companies, Inc.	263,700	8,633,538
		188,700,442
TOTAL ENERGY		230,443,948
FINANCIALS - 18.5%
Capital Markets - 2.8%
BlackRock, Inc. Class A	36,600	7,565,586
Charles Schwab Corp.	1,268,500	18,215,660
Morgan Stanley	1,337,300	25,569,176
State Street Corp.	20,100	944,901
		52,295,323
Commercial Banks - 5.5%
BB&T Corp.	128,400	3,737,724
PNC Financial Services Group, Inc.	201,800	11,766,958
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	576,600	$ 18,416,604
Wells Fargo & Co.	1,978,100	67,611,458
		101,532,744
Diversified Financial Services - 8.3%
Bank of America Corp.	2,360,600	27,382,960
Citigroup, Inc.	1,053,408	41,672,820
CME Group, Inc.	122,600	6,217,046
JPMorgan Chase & Co.	1,791,800	78,785,446
		154,058,272
Insurance - 1.9%
AFLAC, Inc.	88,650	4,709,088
American International Group, Inc. (a)	139,200	4,913,760
MetLife, Inc.	644,100	21,216,654
Prudential Financial, Inc.	93,300	4,975,689
		35,815,191
TOTAL FINANCIALS		343,701,530
HEALTH CARE - 12.7%
Biotechnology - 0.9%
Amgen, Inc.	196,400	16,953,248
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	112,200	7,479,252
Stryker Corp.	157,200	8,617,704
		16,096,956
Health Care Providers & Services - 3.5%
Aetna, Inc.	261,300	12,098,190
Cardinal Health, Inc.	129,400	5,328,692
McKesson Corp.	240,600	23,328,576
UnitedHealth Group, Inc.	118,600	6,432,864
WellPoint, Inc.	305,400	18,604,968
		65,793,290
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	108,200	6,900,996
Pharmaceuticals - 7.0%
Abbott Laboratories	264,900	17,350,950
Eli Lilly & Co.	273,600	13,493,952
Johnson & Johnson	516,000	36,171,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,030,000	$ 42,168,200
Pfizer, Inc.	837,400	21,001,992
		130,186,694
TOTAL HEALTH CARE		235,931,184
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	124,000	7,870,280
Precision Castparts Corp.	4,900	928,158
Raytheon Co.	158,800	9,140,528
The Boeing Co.	203,093	15,305,088
United Technologies Corp.	182,500	14,966,825
		48,210,879
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	365,900	26,977,807
Electrical Equipment - 0.3%
Emerson Electric Co.	118,400	6,270,464
Industrial Conglomerates - 3.6%
Danaher Corp.	144,700	8,088,730
General Electric Co.	2,777,200	58,293,428
		66,382,158
Machinery - 0.6%
Cummins, Inc.	30,000	3,250,500
Illinois Tool Works, Inc.	129,700	7,887,057
		11,137,557
Road & Rail - 0.6%
Norfolk Southern Corp.	40,810	2,523,690
Union Pacific Corp.	65,500	8,234,660
		10,758,350
TOTAL INDUSTRIALS		169,737,215
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,582,700	31,100,055
QUALCOMM, Inc.	263,500	16,342,270
		47,442,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
Apple, Inc.	183,281	$ 97,694,273
Dell, Inc.	436,300	4,419,719
EMC Corp. (a)	329,900	8,346,470
		110,460,462
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	68,700	48,733,719
IT Services - 4.2%
Accenture PLC Class A	35,700	2,374,050
Automatic Data Processing, Inc.	22,572	1,286,830
Cognizant Technology Solutions Corp. Class A (a)	212,600	15,743,030
IBM Corp.	83,700	16,032,735
MasterCard, Inc. Class A	48,700	23,925,336
Visa, Inc. Class A	125,200	18,977,816
		78,339,797
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	170,100	5,649,021
Software - 4.3%
Adobe Systems, Inc. (a)	154,600	5,825,328
Microsoft Corp.	1,660,800	44,393,184
Oracle Corp.	494,300	16,470,076
salesforce.com, Inc. (a)	43,100	7,245,110
VMware, Inc. Class A (a)	55,700	5,243,598
		79,177,296
TOTAL INFORMATION TECHNOLOGY		369,802,620
MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	103,300	8,679,266
E.I. du Pont de Nemours & Co.	253,600	11,404,392
Monsanto Co.	56,200	5,319,330
The Dow Chemical Co.	210,900	6,816,288
		32,219,276
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	621,400	26,887,978
Common Stocks - continued
	Shares	Value
UTILITIES - 1.4%
Electric Utilities - 1.3%
Duke Energy Corp.	113,300	$ 7,228,540
FirstEnergy Corp.	295,000	12,319,200
NextEra Energy, Inc.	63,300	4,379,727
		23,927,467
Multi-Utilities - 0.1%
PG&E Corp.	65,500	2,631,790
TOTAL UTILITIES		26,559,257
TOTAL COMMON STOCKS (Cost $1,849,645,589)		1,853,909,153
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,828,186)	33,000	1,838,430
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.18% (b) (Cost $4,713,149)	4,713,149	4,713,149
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,856,186,924)		1,860,460,732
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,850,223)
NET ASSETS - 100%		$ 1,858,610,509
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,851,473,775)	$ 1,855,747,583
Fidelity Central Funds (cost $4,713,149)	4,713,149
Total Investments (cost $1,856,186,924)		$ 1,860,460,732
Cash		21,201
Foreign currency held at value (cost $17,845)		17,790
Receivable for investments sold		27,529,212
Receivable for fund shares sold		60,455
Dividends receivable		1,678,043
Distributions receivable from Fidelity Central Funds		3,043
Other receivables		448
Total assets		1,889,770,924

Liabilities
Payable to custodian bank	$ 492,211
Payable for investments purchased	18,106,242
Payable for fund shares redeemed	11,721,791
Accrued management fee	650,543
Other affiliated payables	150,866
Other payables and accrued expenses	38,762
Total liabilities		31,160,415

Net Assets		$ 1,858,610,509
Net Assets consist of:
Paid in capital		$ 1,853,074,936
Distributions in excess of net investment income		(326,950)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,588,770
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,273,753
Net Assets		$ 1,858,610,509

Series Mega Cap: Net Asset Value, offering price and redemption price per share ($905,379,820 ÷ 90,269,962 shares)		$ 10.03

Class F: Net Asset Value, offering price and redemption price per share ($953,230,689 ÷ 95,039,573 shares)		$ 10.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period December 6, 2012 (commencement of operations) to December 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,469,634
Interest		60
Income from Fidelity Central Funds		3,043
Total income		2,472,737

Expenses
Management fee	$ 650,543
Transfer agent fees	114,646
Accounting fees and expenses	36,220
Custodian fees and expenses	23,735
Audit	15,027
Total expenses before reductions	840,171
Expense reductions	(448)	839,723
Net investment income (loss)		1,633,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,581,759
Foreign currency transactions	7,011
Total net realized gain (loss)		1,588,770
Change in net unrealized appreciation (depreciation) on: Investment securities	4,273,808
Assets and liabilities in foreign currencies	(55)
Total change in net unrealized appreciation (depreciation)		4,273,753
Net gain (loss)		5,862,523
Net increase (decrease) in net assets resulting from operations		$ 7,495,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 6, 2012 (commencement of operations) to December 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,633,014
Net realized gain (loss)	1,588,770
Change in net unrealized appreciation (depreciation)	4,273,753
Net increase (decrease) in net assets resulting from operations	7,495,537
Distributions to shareholders from net investment income	(1,959,964)
Share transactions - net increase (decrease)	1,853,074,936
Total increase (decrease) in net assets	1,858,610,509

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $326,950)	$ 1,858,610,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Mega Cap

Period ended December 31, 2012 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.03
Total from investment operations	.04
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.03
Total Return B, C	.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.82% A
Net investment income (loss)	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,380
Portfolio turnover rate F	32% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended December 31, 2012 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.03
Total from investment operations	.04
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.03
Total Return B, C	.41%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A
Expenses net of fee waivers, if any	.62% A
Expenses net of all reductions	.62% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 953,231
Portfolio turnover rate F	32% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series Mega Cap Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Mega Cap and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,719,237
Gross unrealized depreciation	(19,843,356)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,875,881

Tax cost	$ 1,856,584,851

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,446,480,496 and $596,577,493, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Mega Cap as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 1, 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Mega Cap. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Mega Cap	$ 114,646.20

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,723 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $1,864,134,700 in exchange for 186,413,470 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 8: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $448 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31, 2012 A
From net investment income
Series Mega Cap	$ 905,843
Class F	1,054,121
Total	$ 1,959,964

A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended December 31, 2012 A	Period ended December 31, 2012 A
Series Mega Cap
Shares sold	90,588,624 B	$ 905,886,264 B
Reinvestment of distributions	90,044	905,843
Shares redeemed	(408,706)	(4,092,049)
Net increase (decrease)	90,269,962	$ 902,700,058
Class F
Shares sold	95,850,459 B	$ 958,504,353 B
Reinvestment of distributions	104,783	1,054,121
Shares redeemed	(915,669)	(9,183,596)
Net increase (decrease)	95,039,573	$ 950,374,878

A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

B Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Mega Cap Fund

On September 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven Growth & Capital Appreciation selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MHT-SANN-0213
1.951032.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 21, 2013